DIMENSIONAL EMERGING MARKETS VALUE FUND
FORM N-Q REPORT
July 31, 2019
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.7%)
BRAZIL — (8.1%)
	Aliansce Shopping Centers SA	1,046,015	$7,726,529
	Alliar Medicos A Frente SA	271,600	1,052,567
	Banco Bradesco SA, ADR	1,588,367	14,358,836
	Banco Bradesco SA	526,862	4,294,857
	Banco BTG Pactual SA	394,925	6,184,107
	Banco do Brasil SA	6,695,946	86,358,553
	Banco Santander Brasil SA	1,697,525	19,059,821
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	241,884	1,057,829
	Camil Alimentos S.A.	561,747	1,087,770
	Cielo SA	317,200	601,760
	Construtora Tenda SA	1,238,132	8,221,013
	Cosan SA	1,044,772	13,929,016
	CSU Cardsystem SA	189,200	318,775
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,756,617	17,624,551
	Direcional Engenharia SA	1,348,561	4,448,854
	Duratex SA	4,193,346	13,811,720
	Embraer SA	1,042,062	5,272,634
#	Embraer SA, Sponsored ADR	968,215	19,557,943
	Enauta Participacoes SA	1,308,838	4,544,160
*	Even Construtora e Incorporadora SA	1,733,656	4,451,853
	Ez Tec Empreendimentos e Participacoes SA	876,264	7,542,616
	Fras-Le SA	87,200	108,533
	Gafisa SA, ADR	165,084	553,031
#	Gerdau SA, Sponsored ADR	7,033,312	25,038,591
	Gerdau SA	1,159,266	3,593,516
	Guararapes Confeccoes SA	65,256	333,261
*	Helbor Empreendimentos SA	2,472,026	1,437,996
	Industrias Romi SA	183,400	705,468
	International Meal Co. Alimentacao SA, Class A	1,172,964	2,910,626
	Iochpe-Maxion SA	1,453,606	8,314,808
	JBS SA	12,266,475	80,033,337
	JHSF Participacoes SA	1,415,274	1,416,628
	Kepler Weber SA	7,000	37,876
	Kroton Educacional SA	12,829,039	42,221,686
	LOG Commercial Properties e Participacoes SA	133,883	825,468
	Marcopolo SA	13,800	12,656
*	Marisa Lojas SA	908,346	2,013,601
*	Mills Estruturas e Servicos de Engenharia SA	401,046	730,350
	Movida Participacoes SA	604,527	2,364,979
	MRV Engenharia e Participacoes SA	3,915,033	20,804,399
*	Paranapanema SA	97,099	584,934
*	Petro Rio SA	258,799	1,193,513
	Petroleo Brasileiro SA, Sponsored ADR	14,367,145	197,117,229
#	Petroleo Brasileiro SA, Sponsored ADR	11,860,183	178,495,754
	Petroleo Brasileiro SA	11,389,338	85,919,541
*	Profarma Distribuidora de Produtos Farmaceuticos SA	17,900	20,778
	Qualicorp Consultoria e Corretora de Seguros SA	484,700	2,822,077
	Restoque Comercio e Confeccoes de Roupas SA	100	540
	Santos Brasil Participacoes SA	1,102,001	1,524,641
	Sao Carlos Empreendimentos e Participacoes SA	62,800	556,032
	Sao Martinho SA	125,515	664,682
	Ser Educacional SA	515,281	3,556,409
	SLC Agricola SA	1,152,434	5,447,590
*	Springs Global Participacoes SA	128,800	455,619
	Sul America SA	2,321,731	25,563,467

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
#*	Suzano SA, Sponsored ADR	445,558	$7,102,193
	T4F Entretenimento SA	215,500	321,300
*	Tecnisa SA	3,375,879	1,096,883
*	Terra Santa Agro SA	800	3,281
	Trisul SA	290,800	621,017
	Tupy SA	861,606	4,336,985
	Usinas Siderurgicas de Minas Gerais SA	566,200	1,485,100
	Vale SA, Sponsored ADR	12,000,355	155,884,610
	Vale SA	26,951,939	351,769,649
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	660,737	2,633,356
*	Vulcabras Azaleia SA	156,500	291,155
TOTAL BRAZIL			1,464,430,909
CHILE — (1.3%)
	Besalco SA	512,877	440,744
	CAP SA	1,131,773	11,606,696
	Cementos BIO BIO SA	665,307	878,867
	Cencosud SA	14,434,026	28,498,393
	Cia Pesquera Camanchaca SA	1,334,309	122,644
*	Cia Sud Americana de Vapores SA	54,421,171	1,832,037
	Cristalerias de Chile SA	264,624	2,034,028
*	Empresa Nacional de Telecomunicaciones SA	686,064	6,285,538
	Empresas CMPC SA	10,813,100	25,358,022
	Empresas COPEC SA	2,629,386	24,127,090
	Empresas Hites SA	1,895,532	1,305,843
*	Empresas La Polar SA	17,727,446	692,212
#	Enel Americas SA, ADR	5,139,598	42,401,683
	Enel Americas SA	40,709,802	6,716,974
	Enel Chile SA, ADR	2,304,244	10,599,522
	Grupo Security SA	3,750,017	1,401,699
	Inversiones Aguas Metropolitanas SA	4,382,127	6,398,765
	Itau CorpBanca	910,863,357	7,064,216
	Itau CorpBanca	3,677	43,683
#	Latam Airlines Group SA, Sponsored ADR	897,217	8,631,228
	Latam Airlines Group SA	1,695,521	16,160,090
*	Masisa SA	39,714,473	2,389,023
	PAZ Corp. SA	2,208,690	2,952,178
	Ripley Corp. SA	11,251,698	8,302,745
	Salfacorp SA	3,523,001	3,863,209
	Sigdo Koppers SA	196,163	342,721
	SMU SA	449,171	115,155
	Sociedad Matriz SAAM SA	54,723,927	4,974,796
	Socovesa SA	5,510,798	2,702,503
	Vina Concha y Toro SA	1,552,271	3,119,910
TOTAL CHILE			231,362,214
CHINA — (16.5%)
*	21Vianet Group, Inc., ADR	2,200	16,192
#	361 Degrees International, Ltd.	6,429,000	1,154,815
*	A8 New Media Group, Ltd.	986,000	24,587
	Agile Group Holdings, Ltd.	13,074,999	16,804,827
	Agricultural Bank of China, Ltd., Class H	130,767,000	52,931,256
	Air China, Ltd., Class H	11,290,000	10,964,075
	Ajisen China Holdings, Ltd.	1,868,000	801,554
*	Aluminum Corp. of China, Ltd., Class H	20,640,000	6,740,033
	AMVIG Holdings, Ltd.	3,621,100	852,883
	Angang Steel Co., Ltd., Class H	9,675,632	3,670,037

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anton Oilfield Services Group	14,090,000	$1,617,632
	Asia Cement China Holdings Corp.	4,009,500	5,513,854
#*	Asian Citrus Holdings, Ltd.	4,633,000	66,582
	AVIC International Holdings, Ltd., Class H	2,200,000	1,358,924
	BAIC Motor Corp., Ltd., Class H	13,893,500	8,777,647
	Bank of China, Ltd., Class H	319,543,817	129,762,796
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,781,734
	Bank of Communications Co., Ltd., Class H	33,770,574	24,569,718
	Bank of Tianjin Co., Ltd., Class H	29,000	14,050
	Bank of Zhengzhou Co., Ltd., Class H	28,000	9,937
*	Baoye Group Co., Ltd., Class H	1,895,120	1,188,749
#	BBMG Corp., Class H	13,275,000	3,862,400
	Beijing Capital International Airport Co., Ltd., Class H	6,414,000	5,053,644
#	Beijing Capital Land, Ltd., Class H	6,287,060	2,307,806
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	65,748
	Beijing Enterprises Holdings, Ltd.	2,284,000	11,150,971
*	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	94,913
#	Beijing North Star Co., Ltd.	4,228,000	1,584,966
*	Beijing Properties Holdings, Ltd.	456,000	12,450
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	65,000	19,027
#	Best Pacific International Holdings, Ltd.	210,000	70,400
	Bosideng International Holdings, Ltd.	3,634,000	1,253,676
	Boyaa Interactive International, Ltd.	1,806,000	307,030
	Brilliance China Automotive Holdings, Ltd.	11,282,000	12,295,249
	BYD Electronic International Co., Ltd.	3,153,500	4,924,864
	C C Land Holdings, Ltd.	19,102,429	4,383,250
	Cabbeen Fashion, Ltd.	1,134,000	257,714
*	Capital Environment Holdings, Ltd.	8,486,000	223,868
*	CAR, Inc.	2,131,000	1,520,415
*	Carnival Group International Holdings, Ltd.	14,690,000	54,186
	Carrianna Group Holdings Co., Ltd.	3,478,391	371,947
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,897
	Central China Real Estate, Ltd.	5,981,350	2,798,525
*	Century Sunshine Group Holdings, Ltd.	12,740,000	339,838
*	CGN Meiya Power Holdings Co., Ltd.	12,014,000	1,540,279
	Changshouhua Food Co., Ltd.	91,000	33,717
	Changyou.com, Ltd., ADR	40,208	317,241
#	Chaowei Power Holdings, Ltd.	4,776,000	1,791,365
*	Cheetah Mobile, Inc., ADR	66,925	218,175
*	Chigo Holding, Ltd.	19,830,000	144,152
#*	Chiho Environmental Group, Ltd.	1,072,000	125,394
	China Aerospace International Holdings, Ltd.	11,942,000	712,847
	China Agri-Industries Holdings, Ltd.	15,766,500	4,799,295
	China Aircraft Leasing Group Holdings, Ltd.	49,000	52,824
	China Aoyuan Group, Ltd.	5,430,000	7,263,168
*	China Beidahuang Industry Group Holdings, Ltd.	408,000	10,308
	China BlueChemical, Ltd., Class H	15,844,878	4,344,174
	China Cinda Asset Management Co., Ltd., Class H	42,556,000	9,283,559
	China CITIC Bank Corp., Ltd., Class H	39,925,112	22,120,205
	China Coal Energy Co., Ltd., Class H	8,347,000	3,234,104
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	3,507,055
	China Communications Construction Co., Ltd., Class H	22,457,327	18,928,198
	China Communications Services Corp., Ltd., Class H	11,453,071	7,973,736
	China Construction Bank Corp., Class H	466,767,101	358,351,190
#*	China Dili Group	4,391,899	1,291,638
	China Dongxiang Group Co., Ltd.	19,415,000	2,395,383
*	China Eastern Airlines Corp., Ltd., Class H	5,766,000	3,168,025
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	229,360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp., Ltd., Class H	1,236,000	$129,128
	China Everbright Bank Co., Ltd., Class H	12,208,000	5,490,145
	China Everbright Greentech Ltd.	328,000	206,802
	China Everbright, Ltd.	6,383,869	8,432,971
	China Fiber Optic Network System Group, Ltd.	3,598,000	48,260
	China Financial Services Holdings, Ltd.	1,884,000	111,730
	China Galaxy Securities Co., Ltd., Class H	12,535,000	6,690,410
*	China Glass Holdings, Ltd.	4,768,000	283,930
*	China Greenfresh Group Co., Ltd.	2,720,000	239,336
	China Hanking Holdings, Ltd.	127,000	18,794
#	China Harmony New Energy Auto Holding, Ltd.	4,972,500	1,512,799
*	China High Precision Automation Group, Ltd.	429,000	12,536
#	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,211,925
	China Hongqiao Group, Ltd.	10,475,000	7,668,043
	China Huarong Asset Management Co., Ltd., Class H	55,877,000	9,420,326
*	China Huiyuan Juice Group, Ltd.	5,210,483	252,132
#	China International Capital Corp., Ltd., Class H	3,935,600	7,445,503
#	China International Marine Containers Group Co., Ltd., Class H	2,765,080	2,618,920
*	China ITS Holdings Co., Ltd.	839,147	20,749
	China Jinmao Holdings Group, Ltd.	22,232,580	14,324,576
	China Lesso Group Holdings, Ltd.	7,879,000	7,279,742
*	China Longevity Group Co., Ltd.	1,152,649	37,842
	China Machinery Engineering Corp., Class H	5,387,000	2,302,118
#	China Merchants Land, Ltd.	10,290,000	1,464,292
	China Merchants Port Holdings Co., Ltd.	6,077,903	10,058,718
	China Merchants Securities Co., Ltd., Class H	288,600	333,138
	China Minsheng Banking Corp., Ltd., Class H	33,640,900	23,172,167
	China Mobile, Ltd.	34,069,500	289,739,760
	China Mobile, Ltd., Sponsored ADR	1,401,555	59,706,243
	China National Building Material Co., Ltd., Class H	31,301,250	27,442,569
	China New Town Development Co., Ltd.	11,705,522	267,350
*	China NT Pharma Group Co., Ltd.	86,500	8,676
	China Oil & Gas Group, Ltd.	12,360,000	564,728
	China Oilfield Services, Ltd., Class H	7,678,000	8,661,403
	China Oriental Group Co., Ltd.	7,018,000	3,115,409
	China Overseas Grand Oceans Group, Ltd.	13,195,500	6,906,205
	China Overseas Land & Investment, Ltd.	29,202,000	99,551,254
	China Petroleum & Chemical Corp., ADR	1,067,036	68,471,687
	China Petroleum & Chemical Corp., Class H	67,465,575	43,313,595
*	China Properties Group, Ltd.	3,952,000	509,294
	China Railway Construction Corp., Ltd., Class H	13,310,514	15,379,200
	China Railway Group, Ltd., Class H	25,544,000	17,884,957
*	China Rare Earth Holdings, Ltd.	5,424,600	327,605
	China Reinsurance Group Corp., Class H	17,800,000	3,128,411
	China Resources Cement Holdings, Ltd.	15,090,000	13,790,725
	China Resources Land, Ltd.	18,796,000	80,322,944
	China Resources Medical Holdings Co., Ltd.	695,000	502,518
	China Resources Pharmaceutical Group, Ltd.	377,000	410,016
*	China Rundong Auto Group, Ltd.	22,000	1,379
*	China Saite Group Co., Ltd.	372,000	11,387
	China Sanjiang Fine Chemicals Co., Ltd.	3,540,000	763,632
	China SCE Group Holdings, Ltd.	15,452,000	8,407,474
#*	China Shengmu Organic Milk, Ltd.	309,000	12,629
	China Shenhua Energy Co., Ltd., Class H	23,531,500	46,487,755
	China Shineway Pharmaceutical Group, Ltd.	1,377,000	1,148,448
#*	China Silver Group, Ltd.	4,278,000	400,737
	China Singyes Solar Technologies Holdings, Ltd.	750,400	94,901
	China South City Holdings, Ltd.	33,836,000	4,643,841
	China Southern Airlines Co., Ltd., Class H	12,864,000	8,245,875

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Starch Holdings, Ltd.	13,595,000	$254,544
	China State Construction International Holdings, Ltd.	6,674,000	6,855,744
	China Sunshine Paper Holdings Co., Ltd.	1,374,500	206,558
	China Taiping Insurance Holdings Co., Ltd.	8,404,800	23,258,591
	China Traditional Chinese Medicine Holdings Co., Ltd.	3,992,000	1,822,757
	China Travel International Investment Hong Kong, Ltd.	19,141,631	3,518,616
#	China Unicom Hong Kong, Ltd., ADR	5,801,346	56,853,191
	China Vast Industrial Urban Development Co., Ltd.	550,000	219,218
	China XLX Fertiliser, Ltd.	1,215,000	359,377
#*	China Yurun Food Group, Ltd.	4,336,000	615,852
#	China ZhengTong Auto Services Holdings, Ltd.	7,878,000	2,943,609
	China Zhongwang Holdings, Ltd.	14,388,154	7,327,402
	Chongqing Machinery & Electric Co., Ltd., Class H	5,912,000	474,673
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,368,000	11,169,346
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	1,188,000	81,816
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	107,371
	CIFI Holdings Group Co., Ltd.	15,396,758	9,815,113
	CITIC Dameng Holdings, Ltd.	4,333,000	209,321
	CITIC Resources Holdings, Ltd.	10,312,000	731,685
	CITIC Securities Co., Ltd., Class H	1,257,500	2,400,940
	CITIC, Ltd.	26,757,483	35,428,731
*	Citychamp Watch & Jewellery Group, Ltd.	1,540,000	320,140
	Clear Media, Ltd.	101,000	60,692
	CNOOC, Ltd.	101,622,000	167,550,670
#	CNOOC, Ltd., Sponsored ADR	210,353	34,777,661
#*	Cogobuy Group	713,000	186,065
*	Comba Telecom Systems Holdings, Ltd.	10,798,267	2,699,097
	Concord New Energy Group, Ltd.	35,720,000	1,748,763
*	Coolpad Group, Ltd.	5,085,893	220,896
	COSCO SHIPPING Development Co., Ltd., Class H	4,215,000	518,909
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	6,810,000	3,878,416
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,096,000	1,278,148
	COSCO SHIPPING Ports, Ltd.	12,892,256	11,235,289
*	Coslight Technology International Group Co., Ltd.	978,000	207,094
	Cosmo Lady China Holdings Co., Ltd.	287,000	54,848
#	CPMC Holdings, Ltd.	3,529,000	1,345,079
	CRCC High-Tech Equipment Corp., Ltd.	1,883,500	368,111
#	CT Environmental Group, Ltd.	9,748,000	423,385
*	Ctrip.com International, Ltd., ADR	269,000	10,485,620
*	DaChan Food Asia, Ltd.	689,958	38,804
	Dah Chong Hong Holdings, Ltd.	8,068,583	2,563,511
*	Daphne International Holdings, Ltd.	2,622,000	54,137
	Dawnrays Pharmaceutical Holdings, Ltd.	189,000	35,922
#*	Digital China Holdings, Ltd.	323,000	179,902
#	Dongfang Electric Corp., Ltd.	471,600	283,377
#	Dongfeng Motor Group Co., Ltd., Class H	12,054,000	10,751,117
	Dongyue Group, Ltd.	6,243,000	3,361,158
#*	Dynasty Fine Wines Group, Ltd.	8,362,600	619,598
	E-Commodities Holdings, Ltd.	5,448,000	280,389
	Embry Holdings, Ltd.	539,000	130,653
	EVA Precision Industrial Holdings, Ltd.	4,284,000	365,954
#	Everbright Securities Co., Ltd., Class H	995,000	764,154
*	Evergreen International Holdings, Ltd.	480,000	26,771
	Fantasia Holdings Group Co., Ltd.	12,173,515	1,992,114
	Far East Horizon, Ltd.	6,061,000	5,637,366
	Fosun International, Ltd.	11,226,183	14,675,522
	Fufeng Group, Ltd.	9,075,000	4,452,850
#*	GCL New Energy Holdings, Ltd.	11,804,000	449,579
#*	GCL-Poly Energy Holdings, Ltd.	102,473,000	5,836,608

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gemdale Properties & Investment Corp., Ltd.	16,768,000	$1,998,532
#	Genertec Universal Medical Group Co., Ltd.	4,607,000	3,487,453
*	GF Securities Co., Ltd.	4,234,600	4,749,295
*	Glorious Property Holdings, Ltd.	22,433,000	982,689
	Goldlion Holdings, Ltd.	1,962,000	745,414
	Goldpac Group, Ltd.	1,194,000	294,572
#*	GOME Retail Holdings, Ltd.	80,257,000	8,547,658
#*	Grand Baoxin Auto Group, Ltd.	4,723,500	1,018,536
	Great Wall Motor Co., Ltd., Class H	16,758,000	11,352,088
	Greenland Hong Kong Holdings, Ltd.	7,541,575	2,750,906
	Greentown China Holdings, Ltd.	5,869,091	4,406,915
	Guangdong Yueyun Transportation Co., Ltd., Class H	225,000	80,148
#	Guangshen Railway Co., Ltd., Sponsored ADR	305,833	5,137,994
	Guangzhou Automobile Group Co., Ltd., Class H	10,238,000	10,409,430
	Guangzhou R&F Properties Co., Ltd., Class H	7,695,514	13,923,429
*	Guodian Technology & Environment Group Corp., Ltd., Class H	309,000	9,972
	Guolian Securities Co., Ltd., Class H	171,500	52,122
#	Guorui Properties, Ltd.	4,150,000	739,364
	Guotai Junan Securities Co., Ltd., Class H	784,600	1,268,325
	Haitong Securities Co., Ltd., Class H	13,029,200	12,894,698
#*	Harbin Bank Co., Ltd., Class H	1,489,000	303,627
#*	Harbin Electric Co., Ltd., Class H	5,567,474	1,830,537
#*	HC Group, Inc.	1,918,500	491,148
	Hengdeli Holdings, Ltd.	13,844,000	741,943
*	Hi Sun Technology China, Ltd.	6,861,000	1,202,543
	Hilong Holding, Ltd.	5,833,000	547,305
	HKC Holdings, Ltd.	1,208,155	779,417
*	Honghua Group, Ltd.	9,274,000	728,944
	Honworld Group, Ltd.	593,500	285,815
	Hopefluent Group Holdings, Ltd.	1,624,000	446,808
	Hopson Development Holdings, Ltd.	4,932,000	5,105,126
#*	Hua Han Health Industry Holdings, Ltd.	23,012,000	233,702
#	Hua Hong Semiconductor, Ltd.	3,073,000	6,332,909
	Huaneng Renewables Corp., Ltd., Class H	33,682,000	9,154,608
#	Huatai Securities Co., Ltd.	4,277,200	6,929,398
	Huishang Bank Corp., Ltd., Class H	1,351,900	525,182
#*	Hydoo International Holding, Ltd.	1,112,000	61,792
	Industrial & Commercial Bank of China, Ltd., Class H	301,821,996	202,687,400
	Inner Mongolia Yitai Coal Co., Ltd., Class H	10,500	7,755
#*	Jiangnan Group, Ltd.	9,178,000	385,598
	Jiangxi Copper Co., Ltd., Class H	5,828,000	7,212,746
#	Jiayuan International Group, Ltd.	3,504,000	1,515,993
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	38,849	16,207
#	Jingrui Holdings, Ltd.	1,741,000	569,939
*	JinkoSolar Holding Co., Ltd., ADR	282,946	5,542,912
	Joy City Property, Ltd.	11,292,000	1,361,422
	Ju Teng International Holdings, Ltd.	6,442,249	1,524,333
	K Wah International Holdings, Ltd.	2,184,233	1,136,467
*	Kai Yuan Holdings, Ltd.	41,600,000	229,471
	Kaisa Group Holdings, Ltd.	6,307,632	2,616,076
#*	Kangda International Environmental Co., Ltd.	4,692,000	590,433
	Kingboard Holdings, Ltd.	5,960,345	14,658,149
	Kingboard Laminates Holdings, Ltd.	2,388,500	1,969,631
	Kunlun Energy Co., Ltd.	24,086,000	21,006,060
	KWG Group Holdings, Ltd.	9,239,000	8,589,977
*	Labixiaoxin Snacks Group, Ltd.	1,520,000	78,333
	Lai Fung Holdings, Ltd.	808,588	808,565
	Le Saunda Holdings, Ltd.	120,000	9,187
	Lee & Man Paper Manufacturing, Ltd.	3,803,000	2,321,351

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Legend Holdings Corp.	65,061	$0
	Legend Holdings Corp., Class H	1,032,800	2,432,250
	Leoch International Technology, Ltd.	2,305,000	186,265
*	Lianhua Supermarket Holdings Co., Ltd., Class H	130,000	30,536
	LK Technology Holdings, Ltd.	885,000	74,407
	Longfor Group Holdings, Ltd.	7,527,500	27,838,128
	Lonking Holdings, Ltd.	16,486,000	4,276,521
#	Maanshan Iron & Steel Co., Ltd., Class H	16,108,000	6,105,875
	Maoye International Holdings, Ltd.	7,552,000	528,663
	Metallurgical Corp. of China, Ltd., Class H	9,141,000	2,231,349
	Min Xin Holdings, Ltd.	708,418	352,051
*	Mingfa Group International Co., Ltd.	608,000	4,373
	Minmetals Land, Ltd.	10,457,205	1,618,959
	MOBI Development Co., Ltd.	303,000	43,794
#	Modern Land China Co., Ltd.	2,765,200	398,665
*	Munsun Capital Group, Ltd.	4,091,500	36,693
*	Nature Home Holding Co., Ltd.	907,000	134,287
*	New World Department Store China, Ltd.	3,148,000	554,296
	Nine Dragons Paper Holdings, Ltd.	10,805,000	8,745,798
*	North Mining Shares Co., Ltd.	5,170,000	11,791
	NVC Lighting Holdings, Ltd.	5,253,000	477,498
	Orient Securities Co., Ltd., Class H	1,121,600	683,625
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	370,103
#	Ozner Water International Holding, Ltd.	349,000	54,182
#*	Panda Green Energy Group, Ltd.	3,744,000	142,698
	Parkson Retail Group, Ltd.	5,855,000	468,683
	PAX Global Technology, Ltd.	4,406,000	1,766,666
	PetroChina Co., Ltd., ADR	75,718	4,018,354
	PetroChina Co., Ltd., Class H	134,196,000	71,178,042
	PICC Property & Casualty Co., Ltd., Class H	29,857,000	35,451,156
	Poly Culture Group Corp., Ltd., Class H	297,300	283,854
	Poly Property Group Co., Ltd.	14,509,488	5,352,616
	Postal Savings Bank of China Co., Ltd., Class H	23,737,000	13,804,223
	Pou Sheng International Holdings, Ltd.	5,123,000	1,425,366
	Powerlong Real Estate Holdings, Ltd.	10,696,000	6,488,881
	Prosperity International Holdings HK, Ltd.	2,256,800	55,352
*	PW Medtech Group, Ltd.	1,439,000	186,495
	Qingdao Port International Co., Ltd., Class H	390,000	277,962
	Qingling Motors Co., Ltd., Class H	6,028,000	1,551,400
#	Qinhuangdao Port Co., Ltd., Class H	209,000	39,852
	Qunxing Paper Holdings Co., Ltd.	5,020,071	242,406
*	Real Gold Mining, Ltd.	3,137,500	105,410
	Red Star Macalline Group Corp., Ltd., Class H	1,014,343	884,306
	Regal International Airport Group Co., Ltd., Class H	579,000	398,776
*	REXLot Holdings, Ltd.	67,831,618	181,967
#	Ronshine China Holdings, Ltd.	1,277,500	1,663,069
#*	Royale Furniture Holdings, Ltd.	582,000	86,533
	Sany Heavy Equipment International Holdings Co., Ltd.	4,972,000	1,954,875
#	Seaspan Corp.	678,970	6,891,545
#*	Semiconductor Manufacturing International Corp.	9,689,198	11,412,690
#*	Semiconductor Manufacturing International Corp., ADR	708,824	4,132,444
	Shandong Chenming Paper Holdings, Ltd., Class H	2,390,227	1,043,837
	Shandong Xinhua Pharmaceutical Co., Ltd.	126,000	60,419
	Shanghai Electric Group Co., Ltd., Class H	9,054,000	3,144,698
	Shanghai Industrial Holdings, Ltd.	3,618,918	7,414,732
#	Shanghai Industrial Urban Development Group, Ltd.	12,082,000	1,946,004
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	10,556,000	1,872,303
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	81,000	33,630
#	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	3,810,000	7,326,409

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Prime Machinery Co., Ltd.	6,500,000	$712,416
	Shengjing Bank Co., Ltd.	463,500	331,412
	Shenguan Holdings Group, Ltd.	3,610,000	145,041
	Shenzhen International Holdings, Ltd.	929,000	1,715,978
	Shenzhen Investment, Ltd.	25,188,650	9,031,670
	Shimao Property Holdings, Ltd.	9,008,035	24,878,395
	Shougang Concord International Enterprises Co., Ltd.	54,246,416	2,108,176
	Shougang Fushan Resources Group, Ltd.	17,978,594	3,723,144
	Shui On Land, Ltd.	27,386,803	5,845,886
#*	Shunfeng International Clean Energy, Ltd.	10,888,000	423,696
	Sihuan Pharmaceutical Holdings Group, Ltd.	10,284,000	2,106,795
*	Silver Grant International Holdings Group, Ltd.	6,324,804	1,196,603
#	SIM Technology Group, Ltd.	6,895,000	258,558
	Sinofert Holdings, Ltd.	7,844,000	877,446
#*	Sinolink Worldwide Holdings, Ltd.	9,156,508	649,491
	Sino-Ocean Group Holding, Ltd.	26,085,602	10,495,541
	Sinopec Engineering Group Co., Ltd., Class H	7,744,000	6,066,710
	Sinopec Kantons Holdings, Ltd.	5,882,000	2,366,438
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,144,000	748,005
	Sinotrans, Ltd., Class H	12,311,000	4,243,155
	Sinotruk Hong Kong, Ltd.	4,792,335	7,027,302
#	Skyworth Group, Ltd.	13,763,083	3,736,992
	SOHO China, Ltd.	15,977,388	5,108,315
	Springland International Holdings, Ltd.	4,639,000	916,806
*	SPT Energy Group, Inc.	4,718,000	460,102
*	SRE Group, Ltd.	21,316,285	241,712
*	Starrise Media Holdings, Ltd.	232,000	39,495
	Sun King Power Electronics Group	148,000	19,735
#*	Sunshine 100 China Holdings, Ltd.	249,000	46,579
*	Tarena International, Inc., ADR	2,806	4,462
*	Taung Gold International, Ltd.	5,980,000	28,888
	TCL Electronics Holdings, Ltd.	3,317,666	1,502,305
#*	Technovator International, Ltd.	1,854,000	222,721
*	Tenwow International Holdings, Ltd.	2,993,000	27,261
	Texhong Textile Group, Ltd.	1,359,000	1,364,793
	Tian An China Investment Co., Ltd.	4,138,000	2,029,721
#*	Tian Ge Interactive Holdings, Ltd.	1,275,000	298,744
	Tiangong International Co., Ltd.	4,258,000	1,320,105
	Tianjin Port Development Holdings, Ltd.	14,339,657	1,475,145
#	Tianneng Power International, Ltd.	3,172,000	2,536,572
	Time Watch Investments, Ltd.	92,000	10,900
#	Tomson Group, Ltd.	3,384,526	966,826
#	Tongda Group Holdings, Ltd.	24,510,000	1,799,525
	Tonly Electronics Holdings, Ltd.	41,330	30,546
#	Top Spring International Holdings, Ltd.	146,000	31,965
	TPV Technology, Ltd.	6,064,496	1,899,708
	Trigiant Group, Ltd.	2,828,000	530,404
*	United Energy Group, Ltd.	2,632,000	474,420
#*	V1 Group, Ltd.	6,098,000	143,596
	Wasion Holdings, Ltd.	3,838,000	1,399,499
	Weiqiao Textile Co., Class H	3,068,500	901,541
	West China Cement, Ltd.	23,346,000	3,933,881
#	Wisdom Sports Group	440,000	16,529
	Xiamen International Port Co., Ltd.	7,780,000	971,150
*	Xinchen China Power Holdings, Ltd.	2,265,000	107,220
	Xingda International Holdings, Ltd.	6,834,802	1,835,558
	Xingfa Aluminium Holdings, Ltd.	435,000	422,283
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,323,000	922,875
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	1,685,000	115,608

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Xinyuan Real Estate Co., Ltd., ADR	135,933	$569,559
*	Yanchang Petroleum International, Ltd.	19,330,000	218,821
#	Yanzhou Coal Mining Co., Ltd., Class H	12,646,000	11,130,491
	Yip's Chemical Holdings, Ltd.	842,000	254,422
#*	Yirendai, Ltd., ADR	22,837	255,546
#*	Youyuan International Holdings, Ltd.	4,559,251	1,274,123
*	YuanShengTai Dairy Farm, Ltd.	363,000	11,782
	Yuexiu Property Co., Ltd.	55,264,786	12,493,055
	Yuzhou Properties Co., Ltd.	15,413,040	7,241,182
*	YY, Inc., ADR	103,608	6,650,598
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	573,600	276,478
*	Zhong An Group Ltd.	13,233,600	454,334
	Zhuhai Holdings Investment Group, Ltd.	1,404,000	146,036
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,674,800	3,961,850
TOTAL CHINA			2,962,585,254
COLOMBIA — (0.2%)
	Almacenes Exito SA	1,714,277	9,091,453
	Banco de Bogota SA	2,143	46,702
	Cementos Argos SA	89,565	209,927
*	Corp. Financiera Colombiana SA	22,088	181,905
	Grupo Argos SA	1,510,409	7,743,255
	Grupo de Inversiones Suramericana SA	1,650,846	17,359,159
	Grupo Nutresa SA	188,247	1,441,288
	Mineros SA	128,115	121,050
TOTAL COLOMBIA			36,194,739
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	1,651,447	37,027,226
GREECE — (0.2%)
*	Alpha Bank AE	2,760,816	5,358,839
	Bank of Greece	29,591	481,278
*	Ellaktor SA	1,131,694	2,716,359
*	Eurobank Ergasias SA	4,317,821	4,193,144
	Fourlis Holdings SA	32,716	208,782
*	GEK Terna Holding Real Estate Construction SA	30,341	214,903
	Hellenic Petroleum SA	62,335	649,987
*	Intracom Holdings SA	835,372	1,089,613
*	LAMDA Development SA	24,397	253,227
*	Marfin Investment Group Holdings SA	307,686	53,392
	Mytilineos SA	142,613	1,733,332
*	National Bank of Greece SA	2,710,261	7,903,993
*	Piraeus Bank SA	1,132,625	3,862,992
	Terna Energy SA	7,594	60,849
TOTAL GREECE			28,780,690
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas P.L.C.	3,765,967	38,219,630
	OTP Bank P.L.C.	89,621	3,732,351
	Richter Gedeon Nyrt	267,493	4,699,878
TOTAL HUNGARY			46,651,859
INDIA — (12.3%)
*	5Paisa Capital, Ltd.	34,207	84,503
*	5Paisa Capital, Ltd.	34,207	44,459
	Aarti Drugs, Ltd.	16,087	107,237

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ACC, Ltd.	399,879	$9,039,148
	Adani Enterprises, Ltd.	1,573,170	2,918,274
	Adani Gas, Ltd.	3,258,272	7,049,979
*	Adani Green Energy, Ltd.	2,073,085	1,397,136
*	Adani Power, Ltd.	2,362,845	2,073,401
*	Adani Transmissions, Ltd.	707,705	2,117,742
*	Aditya Birla Capital, Ltd.	2,769,516	3,296,697
*	Aditya Birla Fashion and Retail, Ltd.	395,217	1,078,977
	Advanced Enzyme Technologies, Ltd.	14,680	31,586
	Alembic, Ltd.	517,596	321,525
*	Allahabad Bank	1,291,820	687,069
	Allcargo Logistics, Ltd.	547,693	769,867
	Ambuja Cements, Ltd.	5,293,874	15,397,558
*	Amtek Auto, Ltd.	941,223	37,630
	Anant Raj, Ltd.	831,469	330,432
*	Andhra Bank	2,343,184	635,128
	Andhra Sugars, Ltd. (The)	14,835	57,538
*	Anveshan Heavy Engineering, Ltd.	39,212	261,641
	Apar Industries, Ltd.	142,440	1,025,624
	Apollo Tyres, Ltd.	3,836,427	8,756,888
*	Arvind Fashions, Ltd.	374,152	3,239,444
	Arvind, Ltd.	1,747,370	1,388,443
	Ashiana Housing, Ltd.	51,567	80,526
*	Ashoka Buildcon, Ltd.	661,892	1,157,549
	Astra Microwave Products, Ltd.	107,891	124,051
	Aurobindo Pharma, Ltd.	1,964,795	16,194,915
	Axis Bank, Ltd.	10,042,110	98,107,448
*	Bajaj Hindusthan Sugar, Ltd.	1,112,982	96,644
	Bajaj Holdings & Investment, Ltd.	382,392	18,844,444
	Balmer Lawrie & Co., Ltd.	550,114	1,376,466
	Balrampur Chini Mills, Ltd.	2,573,344	5,286,985
	Banco Products India, Ltd.	125,222	179,763
*	Bank of Baroda	5,782,021	8,912,745
*	Bank of Maharashtra	969,657	180,165
	Bannari Amman Sugars, Ltd.	295	5,875
	BEML, Ltd.	127,511	1,555,481
	Bharat Electronics, Ltd.	6,764,167	10,054,660
	Bharat Heavy Electricals, Ltd.	6,747,049	5,745,218
	Bharti Airtel, Ltd.	23,269,717	113,268,499
	Bharti Infratel, Ltd.	1,288,478	4,561,011
	Birla Corp., Ltd.	197,770	1,666,821
	Bodal Chemicals, Ltd.	204,322	232,609
	Borosil Glass Works, Ltd.	12,105	23,318
	Brigade Enterprises, Ltd.	292,343	1,106,176
	BSE, Ltd.	137,150	1,011,942
	Cadila Healthcare, Ltd.	146,787	486,239
	Can Fin Homes, Ltd.	369,568	2,071,855
*	Canara Bank	1,188,894	4,038,971
	Capacit'e Infraprojects, Ltd.	41,710	141,849
	Ceat, Ltd.	260,422	3,072,810
*	Central Bank of India	70,316	17,888
	Century Textiles & Industries, Ltd.	12,794	165,027
*	CG Power and Industrial Solutions, Ltd.	6,877,742	1,802,514
	Chambal Fertilizers & Chemicals, Ltd.	1,786,819	3,879,644
	Chennai Super Kings Cricket, Ltd.	5,080,767	31,163
	Cipla, Ltd.	654,430	4,912,018
	City Union Bank, Ltd.	1,583,412	4,460,641
*	Claro India, Ltd.	61,355	64,089
	Cochin Shipyard, Ltd.	8,746	45,433

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Coffee Day Enterprises, Ltd.	161,329	$286,585
	Container Corp. Of India, Ltd.	403,681	3,001,919
*	Corp. Bank	1,680,717	553,938
*	Cox & Kings Financial Service, Ltd.	447,523	13,013
	Cox & Kings, Ltd.	1,211,775	202,423
	Cyient, Ltd.	124,698	820,941
	DB Corp., Ltd.	142,709	333,205
	DCB Bank, Ltd.	2,729,055	7,692,523
	DCM Shriram, Ltd.	452,011	2,621,812
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	367,239	463,883
	Delta Corp., Ltd.	51,743	114,692
	Dewan Housing Finance Corp., Ltd.	1,845,369	1,311,205
	Dhampur Sugar Mills, Ltd.	392,701	912,671
*	Digicontent, Ltd.	193,083	23,298
	Dilip Buildcon, Ltd.	62,616	375,669
	Dish TV India, Ltd.	2,132,040	835,749
*	Dishman Carbogen Amcis, Ltd.	876,967	2,635,928
	DLF, Ltd.	4,209,298	10,788,067
#	Dr Reddy's Laboratories, Ltd., ADR	263,337	9,693,435
	Dr Reddy's Laboratories, Ltd.	496,386	18,430,829
	eClerx Services, Ltd.	6,435	55,659
	Edelweiss Financial Services, Ltd.	1,425,240	3,027,774
	EID Parry India, Ltd.	890,778	1,862,406
	EIH, Ltd.	770,630	1,855,601
	Electrosteel Castings, Ltd.	948,259	173,979
	Engineers India, Ltd.	678,889	980,043
*	Eros International Media, Ltd.	98,267	17,038
	Escorts, Ltd.	220,714	1,498,624
	Essel Propack, Ltd.	1,207,533	2,333,006
	Excel Industries, Ltd.	1,169	13,875
*	FDC, Ltd.	70,089	157,199
	Federal Bank, Ltd.	15,557,237	20,792,166
	Finolex Cables, Ltd.	510,744	2,773,922
	Finolex Industries, Ltd.	137,941	1,060,893
	Firstsource Solutions, Ltd.	3,015,413	2,146,225
*	Fortis Healthcare, Ltd.	2,206,119	3,855,387
*	Future Enterprises, Ltd.	1,724,468	599,222
*	Future Retail, Ltd.	345,176	2,073,457
	GAIL India, Ltd.	14,638,227	27,328,414
	Gateway Distriparks, Ltd.	405,626	635,522
	Gati, Ltd.	614,254	482,230
	General Insurance Corp. of India	101,898	283,949
*	GFL, Ltd.	387,285	5,101,747
	GHCL, Ltd.	428,160	1,287,509
	GIC Housing Finance, Ltd.	186,804	663,365
	Glenmark Pharmaceuticals, Ltd.	972,408	5,999,622
	GOCL Corp., Ltd.	1,597	5,782
*	Godawari Power and Ispat, Ltd.	4,003	10,528
	Godfrey Phillips India, Ltd.	85,574	862,556
	Granules India, Ltd.	2,107,039	2,774,458
	Grasim Industries, Ltd.	2,512,617	28,513,504
	Great Eastern Shipping Co., Ltd. (The)	753,420	2,575,110
	Greaves Cotton, Ltd.	340,138	658,788
	Greenpanel Industries, Ltd.	15,060	2,507
	Greenply Industries, Ltd.	15,060	26,784
*	GTL Infrastructure, Ltd.	591,437	5,515
	Gujarat Alkalies & Chemicals, Ltd.	267,500	1,613,313
	Gujarat Ambuja Exports, Ltd.	151,662	292,589
	Gujarat Mineral Development Corp., Ltd.	1,122,939	1,161,586

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	628,020	$1,913,789
	Gujarat Pipavav Port, Ltd.	337,861	382,729
	Gujarat State Fertilizers & Chemicals, Ltd.	2,160,587	2,528,107
	Gujarat State Petronet, Ltd.	1,873,209	5,791,079
	HBL Power Systems, Ltd.	233,016	66,128
	HCL Technologies, Ltd.	79,232	1,187,539
	HeidelbergCement India, Ltd.	396,490	1,106,640
	Heritage Foods, Ltd.	2,017	10,360
	Hikal, Ltd.	308,026	660,599
	HIL, Ltd.	19,693	331,026
	Himachal Futuristic Communications, Ltd.	9,241,856	2,620,580
	Himadri Speciality Chemical, Ltd.	166,325	194,485
	Himatsingka Seide, Ltd.	403,783	781,061
	Hindalco Industries, Ltd.	12,174,890	33,541,087
	Hinduja Global Solutions, Ltd.	74,046	635,809
	Honda SIEL Power Products, Ltd.	3,435	43,527
*	Housing Development & Infrastructure, Ltd.	3,631,182	627,363
	HSIL, Ltd.	460,561	1,466,673
	HT Media, Ltd.	800,270	278,870
	Huhtamaki PPL, Ltd.	6,622	21,425
	I G Petrochemicals, Ltd.	19,941	55,751
	ICICI Bank, Ltd., Sponsored ADR	7,242,414	88,429,873
	ICICI Bank, Ltd.	201,006	1,240,487
*	IDFC First Bank, Ltd.	12,664,396	7,689,221
*	IDFC, Ltd.	10,842,370	5,646,674
*	IFCI, Ltd.	8,590,624	902,056
	IIFL Finance, Ltd.	2,626,942	4,478,503
*	IIFL Securities, Ltd.	2,626,942	7,861,922
*	IIFL Wealth Management, Ltd.	375,277	519,011
*	IL&FS Transportation Networks, Ltd.	529,814	19,637
	India Cements, Ltd. (The)	2,384,161	3,029,802
	India Glycols, Ltd.	118,892	360,310
	Indiabulls Housing Finance, Ltd.	3,224,990	25,005,020
*	Indiabulls Integrated Services, Ltd.	12,975	20,603
*	Indiabulls Real Estate, Ltd.	2,831,621	3,581,148
*	Indian Bank	746,740	2,026,873
	Indian Hotels Co., Ltd. (The)	3,032,507	6,264,721
	Indian Hume Pipe Co., Ltd.	2,945	12,066
	Indo Count Industries, Ltd.	394,566	194,971
	Indoco Remedies, Ltd.	52,819	127,981
	INEOS Styrolution India, Ltd.	32,615	186,630
	Infibeam Avenues, Ltd.	3,464,647	2,087,078
	Infosys, Ltd.	686,667	7,850,234
	Ingersoll-Rand India, Ltd.	53,188	456,389
*	Inox Leisure, Ltd.	18,187	77,788
*	Inox Wind, Ltd.	45,583	36,324
	Insecticides India, Ltd.	13,709	133,854
*	Intellect Design Arena, Ltd.	387,096	1,257,797
*	International Paper APPM, Ltd.	25,252	158,377
	ITD Cementation India, Ltd.	187,582	211,706
	J Kumar Infraprojects, Ltd.	190,104	345,764
	Jagran Prakashan, Ltd.	489,592	593,909
	Jai Corp., Ltd.	598,169	652,631
	Jain Irrigation Systems, Ltd.	4,545,937	1,347,262
*	Jaiprakash Associates, Ltd.	10,706,009	339,785
*	Jammu & Kashmir Bank, Ltd. (The)	2,850,793	1,474,813
*	Jaypee Infratech, Ltd.	983,841	19,871
	JB Chemicals & Pharmaceuticals, Ltd.	390,870	2,122,684
	Jindal Poly Films, Ltd.	184,444	623,959

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jindal Saw, Ltd.	1,630,035	$1,591,546
*	Jindal Stainless Hisar, Ltd.	10,311	10,015
*	Jindal Stainless, Ltd.	222,465	95,130
*	Jindal Steel & Power, Ltd.	4,478,505	8,695,889
	JK Cement, Ltd.	205,774	2,870,406
	JK Lakshmi Cement, Ltd.	398,674	1,922,494
	JK Paper, Ltd.	969,933	1,548,767
	JK Tyre & Industries, Ltd.	1,103,856	1,142,019
	JM Financial, Ltd.	3,138,122	3,001,557
	JMC Projects India, Ltd.	131,140	224,254
*	JSW Energy, Ltd.	4,789,574	4,720,100
	JSW Steel, Ltd.	12,045,678	41,293,601
	Jubilant Life Sciences, Ltd.	1,061,040	6,710,098
	Kalpataru Power Transmission, Ltd.	686,261	4,786,860
	Kalyani Steels, Ltd.	81,065	200,767
	Karnataka Bank, Ltd. (The)	2,206,214	2,682,048
	Karur Vysya Bank, Ltd. (The)	3,026,301	2,760,987
	Kaveri Seed Co., Ltd.	78,979	510,365
	KCP, Ltd. (The)	226,777	240,202
*	Kiri Industries, Ltd.	155,085	1,090,099
	Kirloskar Brothers, Ltd.	64,949	168,928
	Kirloskar Oil Engines, Ltd.	298,653	736,176
	KNR Constructions, Ltd.	180,421	701,559
	Kolte-Patil Developers, Ltd.	175,156	538,236
*	KPIT Engineering, Ltd.	2,056,795	2,433,157
*	KPIT Technologies, Ltd.	2,115,430	2,300,354
	KPR Mill, Ltd.	42,786	356,207
	KRBL, Ltd.	103,984	334,054
	L&T Finance Holdings, Ltd.	5,551,958	7,937,653
	Lakshmi Machine Works, Ltd.	1,659	96,695
*	Lakshmi Vilas Bank, Ltd. (The)	673,471	469,424
	Larsen & Toubro, Ltd.	2,462,784	49,527,874
	Laurus Labs, Ltd.	49,400	241,401
	LG Balakrishnan & Bros, Ltd.	18,860	61,677
	LIC Housing Finance, Ltd.	3,166,132	23,696,380
	Linde India, Ltd.	60,036	431,441
	LT Foods, Ltd.	911,085	248,803
	Lumax Auto Technologies, Ltd.	31,726	34,647
	Lupin, Ltd.	2,341,693	26,041,434
	Magma Fincorp, Ltd.	497,745	589,401
	Maharashtra Scooters, Ltd.	8,368	489,024
	Maharashtra Seamless, Ltd.	191,908	1,155,728
	Mahindra & Mahindra Financial Services, Ltd.	2,089,798	9,188,569
	Mahindra & Mahindra, Ltd.	6,244,633	49,610,027
*	Mahindra CIE Automotive, Ltd.	187,402	488,627
	Mahindra Lifespace Developers, Ltd.	228,039	1,242,987
	Maithan Alloys, Ltd.	1,927	12,856
	Majesco, Ltd.	25,234	171,793
	Man Infraconstruction, Ltd.	232,063	80,109
	Manappuram Finance, Ltd.	6,626,848	10,941,959
	Mangalam Cement, Ltd.	7,882	25,963
	Manpasand Beverages Ltd.	37,293	13,556
	Marksans Pharma, Ltd.	1,831,757	429,054
	Mastek, Ltd.	106,954	579,648
*	Max India, Ltd.	489,573	425,248
	McLeod Russel India, Ltd.	214,896	32,198
	Meghmani Organics, Ltd.	1,220,144	879,017
	MOIL, Ltd.	489,040	960,040
	Monte Carlo Fashions, Ltd.	5,789	20,352

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services, Ltd.	4,389	$33,147
	Mphasis, Ltd.	501,866	6,794,201
	MPS, Ltd.	3,844	26,887
	MRF, Ltd.	10,821	8,386,728
	Munjal Showa, Ltd.	11,077	20,324
	Muthoot Finance, Ltd.	957,558	8,452,614
*	Nagarjuna Fertilizers & Chemicals, Ltd.	342,040	20,541
	Natco Pharma, Ltd.	48,703	363,574
	National Aluminium Co., Ltd.	7,383,922	4,861,457
	National Fertilizers, Ltd.	33,882	16,383
	Nava Bharat Ventures, Ltd.	727,554	939,898
	Navin Fluorine International, Ltd.	19,225	173,603
	NCC, Ltd.	7,476,600	7,940,663
	Neuland Laboratories, Ltd.	2,923	20,997
	NIIT, Ltd.	734,340	963,337
	Nilkamal, Ltd.	55,563	756,925
	NOCIL, Ltd.	632,672	809,663
	Nucleus Software Exports, Ltd.	25,508	108,115
*	Oberoi Realty, Ltd.	691,977	5,493,248
*	Odisha Cement, Ltd.	284,948	3,840,730
	Omaxe, Ltd.	563,058	1,628,277
	Orient Cement, Ltd.	677,726	943,035
*	Oriental Bank of Commerce	975,550	956,798
	Parag Milk Foods, Ltd.	134,778	450,802
	PC Jeweller, Ltd.	2,648,612	1,318,215
	Persistent Systems, Ltd.	342,123	2,599,536
	Petronet LNG, Ltd.	4,844,788	16,559,542
	Phillips Carbon Black, Ltd.	526,465	911,506
	Piramal Enterprises, Ltd.	716,744	18,827,780
	PNB Housing Finance, Ltd.	169,944	1,743,127
	PNC Infratech, Ltd.	273,099	722,279
	Polyplex Corp., Ltd.	94,085	622,954
*	Power Finance Corp., Ltd.	7,489,036	11,839,884
	Power Mech Projects, Ltd.	24,219	332,407
*	Prabhat Dairy, Ltd.	34,355	33,395
	Praj Industries, Ltd.	690,064	1,057,372
*	Prakash Industries, Ltd.	651,250	456,986
	Prestige Estates Projects, Ltd.	631,970	2,324,828
*	Procter & Gamble Health, Ltd.	55,602	3,830,435
	PTC India Financial Services, Ltd.	2,742,677	534,338
	PTC India, Ltd.	2,666,638	2,160,114
*	Punjab National Bank	5,237,728	5,243,087
	Puravankara, Ltd.	403,433	361,107
*	Quess Corp., Ltd.	3,194	20,099
	Quick Heal Technologies, Ltd.	60,811	107,303
	Rain Industries Ltd.	893,360	1,152,657
	Rajesh Exports, Ltd.	633,784	6,327,504
	Rallis India, Ltd.	454,231	1,048,591
	Ramco Industries, Ltd.	137,841	332,046
*	Ramco Systems, Ltd.	20,610	57,990
	Ramkrishna Forgings, Ltd.	30,402	202,107
	Rashtriya Chemicals & Fertilizers, Ltd.	2,196,996	1,581,379
	Ratnamani Metals & Tubes, Ltd.	6,971	95,177
	Raymond, Ltd.	399,200	3,791,836
	REC, Ltd.	9,747,321	19,793,071
	Redington India, Ltd.	2,513,913	3,943,262
	Reliance Capital, Ltd.	1,546,388	1,158,578
*	Reliance Communications, Ltd.	9,652,161	202,146
	Reliance Home Finance, Ltd.	1,766,396	255,684

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Reliance Industries, Ltd.	83,402	$2,794,645
	Reliance Industries, Ltd.	33,798,201	569,246,392
*	Reliance Power, Ltd.	8,848,791	473,594
	Repco Home Finance, Ltd.	402,504	1,901,072
	Rico Auto Industries, Ltd.	173,157	113,930
*	Ruchi Soya Industries, Ltd.	456,150	29,842
	Sadbhav Engineering, Ltd.	53,649	107,583
*	Sanghi Industries, Ltd.	133,780	110,266
	Sarda Energy & Minerals, Ltd.	53,309	129,522
	Sasken Technologies, Ltd.	19,299	139,678
*	Sequent Scientific, Ltd.	576,002	580,578
	Seshasayee Paper & Boards, Ltd.	11,959	154,054
	Sharda Cropchem, Ltd.	28,099	106,700
*	Shilpa Medicare, Ltd.	4,373	22,568
*	Shipping Corp. of India, Ltd.	1,519,213	633,329
*	Shree Renuka Sugars, Ltd.	334,703	38,240
	Shriram City Union Finance, Ltd.	26,513	522,127
	Shriram Transport Finance Co., Ltd.	1,523,330	21,316,553
*	Sical Logistics, Ltd.	3,268	2,738
	Simplex Infrastructures, Ltd.	88,696	100,461
	Sintex Industries, Ltd.	587,646	20,357
*	Sintex Plastics Technology, Ltd.	4,206,806	310,319
	Siyaram Silk Mills, Ltd.	5,861	21,506
	SML ISUZU, Ltd.	16,035	133,135
	Sobha, Ltd.	788,048	6,268,698
*	Solara Active Pharma Sciences, Ltd.	1,685	8,261
	Somany Ceramics, Ltd.	18,040	92,081
	South Indian Bank, Ltd. (The)	13,887,584	2,462,161
	Srei Infrastructure Finance, Ltd.	1,977,233	340,787
	SRF, Ltd.	179,330	7,014,978
	Srikalahasthi Pipes, Ltd.	77,761	189,157
	Star Cement, Ltd.	104,969	154,079
*	State Bank of India	11,570,816	55,658,693
*	Steel Authority of India, Ltd.	5,417,429	3,345,950
	Strides Pharma Science, Ltd.	602,415	3,429,842
	Sun Pharmaceutical Industries, Ltd.	6,396,853	39,497,455
	Sunteck Realty, Ltd.	282,005	1,576,107
	Surya Roshni, Ltd.	126,490	342,629
	Sutlej Textiles and Industries, Ltd.	7,506	2,979
	Suven Life Sciences, Ltd.	10,506	35,046
*	Syndicate Bank	2,092,900	963,348
	TAKE Solutions, Ltd.	589,844	812,685
	Tamil Nadu Newsprint & Papers, Ltd.	252,306	568,388
	Tata Chemicals, Ltd.	720,773	6,049,294
	Tata Global Beverages, Ltd.	3,344,160	12,142,360
#*	Tata Motors, Ltd., Sponsored ADR	103,766	1,007,568
*	Tata Motors, Ltd.	21,351,289	41,814,106
	Tata Steel, Ltd.	5,048,396	31,608,818
	Tech Mahindra, Ltd.	694,611	6,389,322
*	Techno Electric & Engineering Co., Ltd.	51,972	191,392
	Tejas Networks, Ltd.	133,123	175,640
	Texmaco Rail & Engineering, Ltd.	527,575	364,922
	Thirumalai Chemicals, Ltd.	160,281	146,060
	Thomas Cook India, Ltd.	95,989	260,432
*	TI Financial Holdings, Ltd.	481,901	3,201,993
	Tide Water Oil Co India, Ltd.	2,390	155,437
	Time Technoplast, Ltd.	1,180,743	1,359,780
	Tinplate Co. of India, Ltd. (The)	292,174	465,307
	Titagarh Wagons, Ltd.	207,006	105,721

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India, Ltd.	31,946	$27,797
	Transport Corp. of India, Ltd.	158,123	606,526
	Trident, Ltd.	824,020	632,484
	Triveni Engineering & Industries, Ltd.	588,854	467,039
	Tube Investments of India, Ltd.	458,505	2,308,285
	TV Today Network, Ltd.	29,230	114,392
*	TV18 Broadcast, Ltd.	5,416,564	1,697,995
	TVS Srichakra, Ltd.	1,968	45,303
*	UCO Bank	2,330,376	560,168
	Uflex, Ltd.	365,634	1,162,479
	UFO Moviez India, Ltd.	21,281	49,315
	Unichem Laboratories, Ltd.	305,397	743,055
*	Union Bank of India	2,045,981	1,995,404
*	Unitech, Ltd.	11,023,990	159,341
*	Usha Martin, Ltd.	368,127	153,803
	VA Tech Wabag, Ltd.	193,103	810,613
	Vardhman Textiles, Ltd.	229,976	3,044,726
	Vedanta, Ltd.	19,112,519	42,376,865
#	Vedanta, Ltd., ADR	870,593	7,600,280
	Venky's India, Ltd.	538	9,583
	Vindhya Telelinks, Ltd.	24,083	324,347
	Visaka Industries, Ltd.	17,061	66,289
*	Vodafone Idea, Ltd.	59,223,257	5,931,617
	Welspun Corp., Ltd.	1,003,515	1,643,706
	Welspun Enterprises, Ltd.	720,155	1,063,754
	Welspun India, Ltd.	1,808,816	1,328,183
	West Coast Paper Mills, Ltd.	194,060	619,464
	Wipro, Ltd.	10,138,326	39,096,538
*	Wockhardt, Ltd.	483,347	2,174,715
	Yes Bank, Ltd.	20,223,842	26,212,322
*	Zee Media Corp., Ltd.	374,089	63,800
	Zensar Technologies, Ltd.	838,561	2,562,590
*	Zuari Agro Chemicals, Ltd.	23,149	37,858
TOTAL INDIA			2,213,658,408
INDONESIA — (2.9%)
	Adaro Energy Tbk PT	209,742,700	18,861,836
	Adhi Karya Persero Tbk PT	26,383,700	2,772,206
*	Agung Podomoro Land Tbk PT	52,216,600	749,793
	AKR Corporindo Tbk PT	1,353,800	384,358
*	Alam Sutera Realty Tbk PT	166,342,600	3,925,224
	Aneka Tambang Tbk PT	108,397,777	7,140,954
	Asahimas Flat Glass Tbk PT	4,381,500	1,652,392
	Astra Agro Lestari Tbk PT	4,498,467	3,193,750
	Astra Graphia Tbk PT	436,900	35,582
	Astra International Tbk PT	7,239,200	3,587,962
	Astra Otoparts Tbk PT	614,000	62,790
*	Astrindo Nusantara Infrastructure Tbk PT	97,379,100	347,002
*	Bakrie and Brothers Tbk PT	5,548,865	19,794
*	Bakrie Telecom Tbk PT	160,430,200	572,270
*	Bank Bukopin Tbk	53,579,833	1,136,264
	Bank Danamon Indonesia Tbk PT	28,460,854	10,292,223
	Bank Mandiri Persero Tbk PT	162,796,562	91,588,361
	Bank Negara Indonesia Persero Tbk PT	96,290,141	57,725,298
*	Bank Pan Indonesia Tbk PT	99,508,501	10,184,176
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	36,367,400	4,110,540
	Bank Pembangunan Daerah Jawa Timur Tbk PT	35,446,400	1,615,902
*	Bank Permata Tbk PT	23,897,700	1,608,101
	Bank Tabungan Negara Persero Tbk PT	39,543,927	6,871,473

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Barito Pacific Tbk PT	34,048,200	$9,389,013
	Bekasi Fajar Industrial Estate Tbk PT	64,674,000	1,461,696
*	Berlian Laju Tanker Tbk PT	128,161,466	457,164
	BISI International Tbk PT	13,874,700	1,402,946
	Blue Bird Tbk PT	58,800	11,785
*	Buana Lintas Lautan Tbk PT	20,598,100	307,854
	Bukit Asam Tbk PT	16,711,100	3,247,724
*	Bumi Serpong Damai Tbk PT	76,507,100	7,679,591
*	Centratama Telekomunikasi Indonesia Tbk PT	6,763,500	41,932
	Ciputra Development Tbk PT	143,917,278	12,617,814
*	City Retail Developments Tbk PT	1,000,000	9,992
*	Clipan Finance Indonesia Tbk PT	1,352,100	30,565
*	Delta Dunia Makmur Tbk PT	45,331,400	1,558,664
*	Eagle High Plantations Tbk PT	118,756,400	1,207,246
	Elnusa Tbk PT	61,942,800	1,582,649
*	Energi Mega Persada Tbk PT	11,397,301	44,572
	Erajaya Swasembada Tbk PT	18,961,200	2,823,260
*	Gajah Tunggal Tbk PT	24,794,400	1,216,098
*	Garuda Indonesia Persero Tbk PT	46,498,581	1,324,814
	Global Mediacom Tbk PT	122,436,500	3,382,516
*	Hanson International Tbk PT	42,319,300	310,931
	Harum Energy Tbk PT	9,408,600	884,647
	Hexindo Adiperkasa Tbk PT	721,744	172,953
	Indah Kiat Pulp & Paper Corp. Tbk PT	34,951,100	18,444,729
	Indika Energy Tbk PT	21,158,600	2,221,745
	Indo Tambangraya Megah Tbk PT	4,608,700	5,506,328
	Indofood Sukses Makmur Tbk PT	60,822,600	30,537,670
	Indomobil Sukses Internasional Tbk PT	1,420,400	241,283
	Indo-Rama Synthetics Tbk PT	180,100	57,334
	Industri dan Perdagangan Bintraco Dharma Tbk PT	2,457,700	43,409
	Intiland Development Tbk PT	88,875,000	2,803,158
	Japfa Comfeed Indonesia Tbk PT	45,223,450	5,140,316
	Jaya Real Property Tbk PT	103,316,200	4,087,681
*	Kawasan Industri Jababeka Tbk PT	253,410,456	5,563,012
	KMI Wire & Cable Tbk PT	14,175,400	605,689
*	Krakatau Steel Persero Tbk PT	6,180,600	152,097
*	Lippo Cikarang Tbk PT	17,827,810	2,107,254
	Lippo Karawaci Tbk PT	540,213,762	10,765,100
	Malindo Feedmill Tbk PT	15,568,600	1,228,985
*	Medco Energi Internasional Tbk PT	105,885,666	6,373,717
	Media Nusantara Citra Tbk PT	53,808,100	5,251,601
	Metrodata Electronics Tbk PT	7,436,350	686,085
*	MNC Investama Tbk PT	273,745,600	1,520,022
	Modernland Realty Tbk PT	93,366,000	1,752,210
*	Multipolar Tbk PT	44,787,500	340,833
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,037,300	2,580,959
	Pan Brothers Tbk PT	39,492,850	2,017,560
*	Panin Financial Tbk PT	182,235,800	4,538,443
*	Paninvest Tbk PT	24,318,500	2,361,891
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	51,500,484	3,882,800
	PP Persero Tbk PT	36,178,400	5,490,286
	PP Properti Tbk PT	35,852,800	290,525
	Puradelta Lestari Tbk PT	35,502,300	768,475
	Ramayana Lestari Sentosa Tbk PT	26,421,200	2,531,641
	Salim Ivomas Pratama Tbk PT	42,406,100	1,014,916
*	Sampoerna Agro PT	11,297,341	1,835,618
	Selamat Sempurna Tbk PT	15,237,900	1,677,738
	Semen Baturaja Persero Tbk PT	6,114,900	431,396
	Semen Indonesia Persero Tbk PT	19,945,300	18,131,039

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Sentul City Tbk PT	263,417,800	$2,781,195
*	Siloam International Hospitals Tbk PT	1,823,300	817,280
	Sinar Mas Agro Resources & Technology Tbk PT	7,553,900	2,179,182
	Sri Rejeki Isman Tbk PT	152,123,200	3,789,864
	Summarecon Agung Tbk PT	20,050,500	1,884,729
*	Surya Esa Perkasa Tbk PT	12,683,800	263,178
	Surya Semesta Internusa Tbk PT	54,780,600	3,155,937
	Tempo Scan Pacific Tbk PT	1,055,200	118,075
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	93,772
	Timah Tbk PT	41,428,160	3,040,537
	Tiphone Mobile Indonesia Tbk PT	7,827,700	211,015
*	Trada Alam Minera Tbk PT	165,977,900	1,394,168
	Trias Sentosa Tbk PT	336,500	9,459
	Tunas Baru Lampung Tbk PT	27,804,300	1,592,174
	Tunas Ridean Tbk PT	34,967,000	2,568,974
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,713,700	1,787,836
	Unggul Indah Cahaya Tbk PT	288,335	107,474
	United Tractors Tbk PT	18,259,300	32,341,989
*	Vale Indonesia Tbk PT	24,729,000	5,292,575
*	Visi Media Asia Tbk PT	9,660,200	77,022
	Waskita Beton Precast Tbk PT	123,096,000	3,172,758
	Waskita Karya Persero Tbk PT	53,570,300	7,756,761
	Wijaya Karya Beton Tbk PT	40,609,900	1,687,641
	Wijaya Karya Persero Tbk PT	37,276,900	6,160,264
*	XL Axiata Tbk PT	39,179,200	8,977,807
TOTAL INDONESIA			523,849,888
MALAYSIA — (2.9%)
	Aeon Co. M Bhd	1,980,300	827,197
	AFFIN Bank Bhd	10,162,818	4,965,514
	AirAsia Group Bhd	21,600,700	10,223,829
#*	AirAsia X Bhd	1,246,100	67,702
	Alliance Bank Malaysia Bhd	15,030,700	13,370,136
	Allianz Malaysia Bhd	67,900	228,558
	AMMB Holdings Bhd	20,961,662	21,441,624
#	Ann Joo Resources Bhd	2,276,800	823,462
	APM Automotive Holdings Bhd	721,300	438,608
	Batu Kawan Bhd	1,969,550	7,796,404
*	Benalec Holdings Bhd	1,072,400	42,700
*	Berjaya Assets Bhd	604,700	42,313
*	Berjaya Corp. Bhd	37,813,178	2,380,081
	Berjaya Food Bhd	121,800	47,714
#*	Berjaya Land Bhd	12,046,600	480,956
	BIMB Holdings Bhd	1,075,907	1,089,379
	Boustead Holdings Bhd	11,014,191	3,037,509
#	Boustead Plantations Bhd	3,159,100	534,739
#*	Bumi Armada Bhd	29,247,800	1,614,225
#	Cahya Mata Sarawak Bhd	694,800	477,598
	Can-One Bhd	401,400	317,694
#	CB Industrial Product Holding Bhd	1,722,100	407,847
	Chin Teck Plantations BHD	309,100	486,188
	CIMB Group Holdings Bhd	60,161,966	73,821,466
	CJ Century Logistics Holdings Bhd, Class B	71,300	7,747
*	Coastal Contracts Bhd	2,041,300	485,620
	CSC Steel Holdings Bhd	1,691,556	426,736
	Cypark Resources Bhd	693,750	240,889
	Dagang NeXchange Bhd	909,800	60,028
*	Dayang Enterprise Holdings Bhd	4,927,000	1,697,820
	DRB-Hicom Bhd	8,539,800	5,456,846

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Eastern & Oriental Bhd	10,940,113	$2,112,994
#*	Eco World Development Group Bhd	4,313,900	818,860
	Ekovest BHD	13,316,200	2,670,365
	Engtex Group Bhd	775,500	129,367
	Evergreen Fibreboard Bhd	5,185,389	375,003
	FAR East Holdings BHD	1,502,260	970,251
#*	FGV Holdings Bhd	21,696,300	5,920,632
#	Gabungan AQRS Bhd	3,466,274	1,169,772
	Gadang Holdings Bhd	6,485,100	1,290,215
	Gamuda Bhd	13,299,300	11,917,752
	Genting Bhd	21,863,500	36,308,208
	Genting Malaysia Bhd	20,715,400	19,351,567
#	George Kent Malaysia Bhd	4,094,600	1,143,015
	Glomac Bhd	4,409,390	415,781
	GuocoLand Malaysia Bhd	2,261,100	393,478
	HAP Seng Consolidated Bhd	3,245,582	7,773,273
	Hap Seng Plantations Holdings Bhd	2,541,700	956,416
#*	Hengyuan Refining Co. Bhd	1,191,800	1,441,005
	HeveaBoard Bhd	2,287,604	334,439
#	Hiap Teck Venture Bhd	9,625,500	520,787
	Hong Leong Financial Group Bhd	2,927,034	12,740,801
	Hong Leong Industries Bhd	343,600	920,445
	I-Bhd	84,900	7,173
	IGB Bhd	2,907,795	1,924,273
	IJM Corp. Bhd	26,142,118	14,711,839
	Insas Bhd	5,014,200	991,615
#	IOI Properties Group Bhd	9,653,725	2,937,640
*	Iris Corp. Bhd	15,917,800	595,645
#*	Iskandar Waterfront City Bhd	3,662,100	859,749
#*	JAKS Resources Bhd	7,538,200	1,415,236
	Jaya Tiasa Holdings Bhd	5,444,733	639,628
#*	JCY International Bhd	7,391,500	329,957
	Keck Seng Malaysia Bhd	2,403,800	2,724,196
	Kenanga Investment Bank Bhd	1,830,487	251,950
	Kimlun Corp. Bhd	939,923	316,283
#*	KNM Group Bhd	24,453,390	2,379,650
*	Kretam Holdings Bhd	3,429,400	314,785
#*	KSL Holdings Bhd	7,361,951	1,488,120
	Kumpulan Fima BHD	1,361,700	577,012
	Kumpulan Perangsang Selangor Bhd	1,874,707	417,719
	Land & General Bhd	26,643,920	1,028,236
*	Landmarks Bhd	2,119,208	307,753
	LBS Bina Group Bhd	8,488,880	1,088,181
#*	Lion Industries Corp. Bhd	3,076,300	373,545
	Lotte Chemical Titan Holding Bhd	651,900	446,006
	Magni-Tech Industries Bhd	16,900	19,818
#	Magnum Bhd	6,044,000	3,916,916
#	Mah Sing Group Bhd	14,094,962	3,152,431
	Malayan Banking Bhd	14,325,771	29,967,024
#	Malayan Flour Mills Bhd	5,717,075	924,263
	Malaysia Airports Holdings Bhd	601,254	1,217,893
#	Malaysia Building Society Bhd	16,464,391	3,463,240
#*	Malaysia Marine and Heavy Engineering Holdings Bhd	2,163,200	473,210
#*	Malaysian Bulk Carriers Bhd	3,980,425	568,575
	Malaysian Pacific Industries Bhd	205,275	452,102
#	Malaysian Resources Corp. Bhd	23,418,300	5,141,487
	Malton Bhd	3,899,500	504,899
	Matrix Concepts Holdings Bhd	767,000	352,675
	MBM Resources BHD	1,738,403	1,385,843

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Media Prima Bhd	7,118,500	$824,823
	Mega First Corp. Bhd	1,879,400	1,725,167
	MISC Bhd	12,738,404	22,223,102
	Mitrajaya Holdings Bhd	496,730	39,590
	MKH Bhd	4,373,278	1,279,648
#	MMC Corp. Bhd	11,322,780	3,008,501
#*	MNRB Holdings Bhd	5,317,359	1,439,868
*	MPHB Capital Bhd	178,400	50,376
#	Muda Holdings Bhd	1,409,900	563,635
*	Mudajaya Group Bhd	4,766,526	344,084
	Muhibbah Engineering M Bhd	4,202,300	2,725,340
*	Mulpha International Bhd	1,753,360	895,235
*	Naim Holdings Bhd	295,650	63,034
*	OCK Group Bhd	108,300	13,950
#	Oriental Holdings BHD	3,258,979	5,176,916
#	OSK Holdings Bhd	11,109,206	2,509,523
	Panasonic Manufacturing Malaysia Bhd	192,180	1,863,833
	Pantech Group Holdings Bhd	4,490,772	542,813
	Paramount Corp. Bhd	2,502,255	914,900
#*	Parkson Holdings Bhd	2,076,328	127,614
	Petron Malaysia Refining & Marketing Bhd	247,800	358,447
	PIE Industrial Bhd	181,200	54,897
#	Pos Malaysia Bhd	1,935,100	809,110
	PPB Group Bhd	4,036,539	18,292,489
	RHB Bank Bhd	11,839,300	15,760,775
*	Rimbunan Sawit Bhd	6,810,000	295,580
	Sapura Energy Bhd	41,938,100	3,023,964
#	Sarawak Oil Palms Bhd	677,967	375,128
	Selangor Dredging Bhd	421,200	69,237
	Shangri-La Hotels Malaysia Bhd	511,500	651,422
	SHL Consolidated Bhd	141,600	83,175
	Sime Darby Bhd	20,445,000	10,812,459
	Sime Darby Property Bhd	6,420,000	1,515,744
	SP Setia Bhd Group	8,567,473	4,055,190
	Star Media Group Bhd	1,474,100	222,806
*	Sumatec Resources Bhd	2,855,100	24,298
	Sunway Bhd	16,430,069	6,591,940
	Suria Capital Holdings Bhd	989,280	334,718
	Ta Ann Holdings Bhd	2,499,726	1,361,031
	TA Enterprise Bhd	16,916,300	2,620,536
	TA Global Bhd	14,637,680	885,231
	Tan Chong Motor Holdings Bhd	3,261,100	1,151,344
	TDM Bhd	5,633,014	258,476
*	TH Plantations Bhd	695,500	82,599
	Thong Guan Industries Bhd	114,200	70,026
	TIME dotCom Bhd	2,467,180	5,377,446
	Tropicana Corp. Bhd	7,266,346	1,512,316
	TSH Resources Bhd	95,400	21,013
	Tune Protect Group Bhd	1,884,900	315,818
#	UEM Edgenta Bhd	1,330,200	969,162
#	UEM Sunrise Bhd	17,859,645	3,449,355
	United Malacca Bhd	963,800	1,190,933
	UOA Development Bhd	8,581,100	4,321,639
*	Velesto Energy Bhd	16,557,528	1,255,459
*	Vivocom International Holdings Bhd	3,725,667	13,591
*	Vizione Holdings Bhd	1,638,371	383,566
	VS Industry Bhd	16,271,100	4,706,944
*	Wah Seong Corp. Bhd	3,059,683	517,916
	WCT Holdings Bhd	12,980,818	3,578,443

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	WTK Holdings Bhd	4,207,150	$528,237
	Yinson Holdings Bhd	387,300	651,094
#	YNH Property Bhd	4,174,650	2,825,099
	YTL Corp. Bhd	58,825,343	14,637,710
*	YTL Land & Development Bhd	324,800	26,328
TOTAL MALAYSIA			513,054,765
MEXICO — (2.8%)
#	ALEATICA S.A.B. de C.V.	43,335	37,289
	Alfa S.A.B. de C.V., Class A	32,768,205	28,384,434
	Alpek S.A.B. de C.V.	4,125,775	4,458,668
	Arca Continental S.A.B. de C.V.	1,824,913	9,697,000
#	Banco del Bajio SA	1,243,632	2,336,870
#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	2,006,184	14,243,906
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	5,479,867	7,792,127
#	Becle S.A.B. de C.V.	1,245,274	1,848,701
*	Bio Pappel S.A.B. de C.V.	418,232	565,245
#	Cemex S.A.B. de C.V.	10,957,380	3,899,515
#	Cemex S.A.B. de C.V., Sponsored ADR	8,230,918	29,302,066
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	108,685	6,666,738
	Coca-Cola Femsa S.A.B. de C.V.	1,106,840	6,809,546
	Consorcio ARA S.A.B. de C.V.	7,838,677	1,636,147
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,519,014	1,050,261
	Corp. Actinver S.A.B. de C.V.	105,133	68,027
	Corpovael S.A. de C.V.	800	582
	Credito Real S.A.B. de C.V. SOFOM ER	1,437,906	1,645,465
	Cydsa S.A.B. de C.V.	5,874	7,341
	Dine S.A.B. de C.V.	1,027,267	491,287
	El Puerto de Liverpool S.A.B. de C.V.	765,706	3,723,496
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	468,991	42,537,483
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,430,400	1,307,709
#	Gentera S.A.B. de C.V.	1,760,597	1,446,053
#*	Grupo Aeromexico S.A.B. de C.V.	1,738,079	1,360,443
#	Grupo Carso S.A.B. de C.V.	5,477,203	17,517,332
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,769,198	9,449,878
	Grupo Comercial Chedraui S.A. de C.V.	3,281,329	4,924,455
	Grupo Elektra S.A.B. de C.V.	242,069	16,238,439
#*	Grupo Famsa S.A.B. de C.V., Class A	1,525,181	446,482
	Grupo Financiero Banorte S.A.B. de C.V.	16,329,264	81,689,992
#	Grupo Financiero Inbursa S.A.B. de C.V.	15,226,051	18,647,468
*	Grupo Gigante S.A.B. de C.V., Series *	471,076	798,165
	Grupo Herdez S.A.B. de C.V., Series *	977,438	2,050,382
	Grupo Industrial Saltillo S.A.B. de C.V.	1,363,406	1,351,756
	Grupo KUO S.A.B. de C.V., Series B	2,034,528	4,988,714
	Grupo Lala S.A.B. de C.V.	132,381	143,339
#	Grupo Mexico S.A.B. de C.V., Series B	37,326,103	91,544,027
*	Grupo Pochteca S.A.B. de C.V.	67,810	24,752
*	Grupo Posadas S.A.B. de C.V.	328,713	668,961
#	Grupo Rotoplas S.A.B. de C.V.	152,319	109,686
	Grupo Sanborns S.A.B. de C.V.	1,389,018	1,485,872
*	Grupo Simec S.A.B. de C.V., Series B	908,404	2,630,822
*	Grupo Sports World S.A.B. de C.V.	293,561	283,393
	Grupo Televisa S.A.B., Sponsored ADR	655,016	6,229,202
#	Grupo Televisa S.A.B.	2,021,092	3,828,355
#*	Hoteles City Express S.A.B. de C.V.	441,758	439,597
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	28,895	1,552,528
#	Industrias Bachoco S.A.B. de C.V., Series B	1,510,624	6,841,409

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Industrias CH S.A.B. de C.V.	1,910,788	$6,276,648
#	Industrias Penoles S.A.B. de C.V.	497,493	4,576,767
#*	La Comer S.A.B. de C.V.	4,997,412	5,997,807
	Medica Sur S.A.B. de C.V., Series B	1,000	1,091
#	Mexichem S.A.B. de C.V.	10,214,475	18,666,019
#*	Minera Frisco S.A.B. de C.V., Class A1	5,929,683	819,968
	Nemak S.A.B. de C.V.	3,726,648	1,701,555
	Organizacion Cultiba S.A.B. de C.V.	157,421	114,839
*	Organizacion Soriana S.A.B. de C.V., Class B	14,063,141	14,808,907
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	398,758	3,589,368
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,563	21,751
	Qualitas Controladora S.A.B. de C.V.	556,408	1,733,644
#	TV Azteca S.A.B. de C.V.	9,670,999	787,255
	Unifin Financiera S.A.B. de C.V. SOFOM ENR	469,144	988,290
#	Vitro S.A.B. de C.V., Series A	1,504,336	3,373,496
TOTAL MEXICO			508,658,810
PHILIPPINES — (1.3%)
	8990 Holdings, Inc.	246,400	76,472
	ACR Mining Corp.	105,455	6,955
	Alliance Global Group, Inc.	35,746,506	10,911,527
	Alsons Consolidated Resources, Inc.	17,822,000	462,466
*	Apex Mining Co., Inc.	2,248,000	56,489
*	Atlas Consolidated Mining & Development Corp.	5,118,500	274,704
	Bank of the Philippine Islands	3,246,633	5,722,381
	BDO Unibank, Inc.	13,350,968	38,389,908
	Belle Corp.	4,041,000	179,257
	Cebu Air, Inc.	2,597,560	4,762,432
*	CEMEX Holdings Philippines, Inc.	21,355,000	1,225,169
	Century Properties Group, Inc.	25,977,400	305,448
	China Banking Corp.	1,022,232	539,588
	Cosco Capital, Inc.	17,830,500	2,399,396
	DMCI Holdings, Inc.	5,325,700	1,059,614
*	East West Banking Corp.	5,244,900	1,277,489
	EEI Corp.	2,309,100	493,196
*	Emperador, Inc.	1,340,900	198,311
*	Empire East Land Holdings, Inc.	14,285,000	129,982
	Filinvest Development Corp.	460,900	126,454
	Filinvest Land, Inc.	134,105,031	4,997,902
	First Philippine Holdings Corp.	3,759,890	6,393,332
*	Global Ferronickel Holdings, Inc.	12,508,176	353,549
	GT Capital Holdings, Inc.	435,907	7,914,626
	Integrated Micro-Electronics, Inc.	2,190,100	407,951
	International Container Terminal Services, Inc.	1,101,380	2,915,134
	JG Summit Holdings, Inc.	14,177,200	18,105,189
	Lopez Holdings Corp.	25,385,500	2,260,994
	LT Group, Inc.	17,465,000	4,833,354
	Megaworld Corp.	129,221,100	15,517,517
	Metro Retail Stores Group, Inc.	1,545,000	81,942
	Metropolitan Bank & Trust Co.	9,338,004	13,880,370
	Nickel Asia Corp.	17,158,940	850,100
	Pepsi-Cola Products Philippines, Inc.	1,602,000	55,678
	Petron Corp.	23,723,900	2,581,770
	Philex Mining Corp.	4,679,000	313,880
*	Philippine National Bank	5,098,785	4,975,139
*	Philippine National Construction Corp.	398,900	7,204
	Philippine Savings Bank	1,828,183	2,142,221
*	Phinma Energy Corp.	17,159,000	790,917
	Phoenix Petroleum Philippines, Inc.	1,527,700	359,655

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Pilipinas Shell Petroleum Corp.	208,030	$156,875
	Premium Leisure Corp.	7,012,000	99,001
	RFM Corp.	976,000	96,842
	Rizal Commercial Banking Corp.	6,264,706	3,778,537
	Robinsons Land Corp.	31,819,508	17,098,671
	Robinsons Retail Holdings, Inc.	312,740	487,744
	San Miguel Corp.	6,179,566	21,572,499
	San Miguel Food and Beverage, Inc.	223,490	445,292
	Security Bank Corp.	2,099,164	7,518,150
	SSI Group, Inc.	8,404,000	528,253
	STI Education Systems Holdings, Inc.	13,050,000	181,843
*	Top Frontier Investment Holdings, Inc.	628,532	3,215,197
	Travellers International Hotel Group, Inc.	2,808,200	302,111
	Union Bank Of Philippines	4,413,349	5,223,747
	Vista Land & Lifescapes, Inc.	60,862,168	9,136,268
TOTAL PHILIPPINES			228,176,692
POLAND — (1.2%)
*	AB SA	5,573	27,393
	Agora SA	465,665	1,472,002
*	Alior Bank SA	455,009	5,479,785
	Alumetal SA	6,054	58,780
	Amica SA	6,556	198,895
	Asseco Poland SA	1,080,114	15,264,258
	Bank Handlowy w Warszawie SA	47,937	651,974
*	Bank Millennium SA	3,901,629	7,618,942
	Bank Polska Kasa Opieki SA	6,427	170,735
*	Boryszew SA	273,031	314,471
#	Ciech SA	145,633	1,484,442
*	Cognor SA	156,283	66,039
	Cyfrowy Polsat SA	813,860	6,294,529
*	Enea SA	2,462,151	5,225,081
	Firma Oponiarska Debica SA	54,225	1,143,524
*	Getin Holding SA	755,545	218,779
#*	Getin Noble Bank SA	948,327	110,050
	Grupa Azoty SA	236,563	2,721,902
	Grupa Kety SA	44,548	3,896,361
	Grupa Lotos SA	1,034,675	23,241,149
#*	Jastrzebska Spolka Weglowa SA	175,136	1,759,028
	Kernel Holding SA	479,610	5,985,558
*	KGHM Polska Miedz SA	1,267,753	30,651,686
	LC Corp. SA	1,411,591	1,007,902
#	Lubelski Wegiel Bogdanka SA	52,381	496,767
*	mBank SA	28,736	2,580,162
*	Netia SA	1,944,374	2,347,168
*	PGE Polska Grupa Energetyczna SA	6,155,011	14,075,328
	PKP Cargo SA	104,705	910,280
*	Polnord SA	5,709	8,178
#	Polski Koncern Naftowy Orlen S.A.	2,573,801	64,490,203
	Powszechna Kasa Oszczednosci Bank Polski SA	1,354,528	14,263,897
	Stalexport Autostrady SA	189,773	169,618
	Stalprodukt SA	3,659	198,288
#*	Tauron Polska Energia SA	11,188,556	4,551,916
	Trakcja SA	400,785	247,698
TOTAL POLAND			219,402,768
RUSSIA — (2.3%)
*	AFI Development P.L.C., GDR	16,827	3,217

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Etalon Group P.L.C., GDR	102,930	$227,475
	Gazprom PJSC, Sponsored ADR	22,454,436	164,128,499
	Gazprom PJSC, Sponsored ADR	5,617	41,060
	Lukoil PJSC, Sponsored ADR	2,672,242	219,305,605
	Magnitogorsk Iron & Steel Works PJSC, GDR	586,609	5,067,997
	Rosneft Oil Co. PJSC, GDR	3,253,460	21,557,426
	RusHydro PJSC, ADR	6,631,831	5,687,419
	VTB Bank PJSC, GDR	5,214,390	6,950,782
TOTAL RUSSIA			422,969,480
SINGAPORE — (0.0%)
*	Pacc Offshore Services Holdings, Ltd.	889,425	97,624
SOUTH AFRICA — (6.9%)
#	Absa Group, Ltd.	9,485,651	105,106,686
*	Adcorp Holdings, Ltd.	973,614	1,591,813
	Advtech, Ltd.	33,682	29,757
	AECI, Ltd.	1,762,421	11,471,652
	African Oxygen, Ltd.	177,278	263,472
*	African Phoenix Investments, Ltd.	9,747,006	467,065
	African Rainbow Minerals, Ltd.	2,165,767	26,678,787
	Alexander Forbes Group Holdings, Ltd.	6,755,195	2,644,878
#	Allied Electronics Corp., Ltd., Class A	128,358	248,246
	Alviva Holdings, Ltd.	1,047,636	1,180,984
	Anglo American Platinum, Ltd.	131,219	7,789,685
	AngloGold Ashanti, Ltd.	2,043,897	35,123,748
#	AngloGold Ashanti, Ltd.	3,459,704	59,022,550
*	ArcelorMittal South Africa, Ltd.	2,595,706	434,477
*	Ascendis Health, Ltd.	171,417	59,689
	Aspen Pharmacare Holdings, Ltd.	1,864,971	11,705,630
	Assore, Ltd.	101,418	2,473,080
	Astral Foods, Ltd.	109,402	1,255,398
*	Aveng, Ltd.	85,419,618	178,143
	Barloworld, Ltd.	3,853,117	32,300,377
*	Blue Label Telecoms, Ltd.	3,625,098	925,131
#*	Brait SE	2,567,253	2,116,573
	Caxton and CTP Publishers and Printers, Ltd.	2,816,208	1,470,386
	Clover Industries, Ltd.	1,515,598	2,437,822
#	DataTec, Ltd.	4,469,061	10,475,646
#	Discovery, Ltd.	133,945	1,228,984
#*	DRDGOLD, Ltd.	5,003,774	1,633,209
*	enX Group, Ltd.	391,330	327,386
*	EOH Holdings, Ltd.	527,922	653,294
	Exxaro Resources, Ltd.	2,627,131	30,463,912
	Gold Fields, Ltd.	2,282,800	11,659,189
	Gold Fields, Ltd., Sponsored ADR	12,618,767	63,724,773
#*	Grindrod Shipping Holdings, Ltd.	146,453	851,287
	Grindrod, Ltd.	6,779,979	2,845,630
*	Harmony Gold Mining Co., Ltd.	1,354,879	3,356,544
#	Hudaco Industries, Ltd.	170,254	1,388,058
	Hulamin, Ltd.	1,953,365	347,920
#*	Impala Platinum Holdings, Ltd.	5,427,700	28,955,954
	Imperial Logistics, Ltd.	2,349,675	7,448,687
#	Investec, Ltd.	3,431,000	19,605,551
	Invicta Holdings, Ltd.	93,463	154,494
	KAP Industrial Holdings, Ltd.	9,796,241	3,527,271
	Kumba Iron Ore, Ltd.	272,805	8,978,162
	Lewis Group, Ltd.	1,513,268	3,429,794
	Liberty Holdings, Ltd.	1,755,256	13,275,205

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Life Healthcare Group Holdings, Ltd.	2,807,270	$4,419,686
*	Long4Life, Ltd.	1,342,155	423,736
	Massmart Holdings, Ltd.	16,423	58,550
	Merafe Resources, Ltd.	23,891,868	2,017,361
	Metair Investments, Ltd.	1,669,284	2,760,406
	Momentum Metropolitan Holdings	15,894,210	18,715,196
#	Motus Holdings Ltd.	228,184	1,175,681
	Mpact, Ltd.	2,843,639	4,492,730
#	MTN Group, Ltd.	21,652,941	169,570,411
#	Murray & Roberts Holdings, Ltd.	6,948,515	5,582,415
*	Nampak, Ltd.	5,668,041	3,932,272
#	Nedbank Group, Ltd.	3,950,877	66,018,605
	Novus Holdings, Ltd.	267,647	67,173
	Oceana Group, Ltd.	55,779	264,930
#	Old Mutual, Ltd.	16,086,411	21,529,762
#	Omnia Holdings, Ltd.	746,296	1,753,822
#	Peregrine Holdings, Ltd.	1,583,824	2,034,178
#	Pioneer Foods Group, Ltd.	43,462	311,800
#*	PPC, Ltd.	10,202,935	3,463,788
	Raubex Group, Ltd.	2,263,961	3,018,894
	RCL Foods, Ltd.	159,113	115,464
	Reunert, Ltd.	1,266,560	5,748,348
	Rhodes Food Group Pty, Ltd.	23,326	27,655
*	Royal Bafokeng Platinum, Ltd.	574,255	1,355,678
	Sappi, Ltd.	7,787,230	28,238,580
#	Sasol, Ltd.	2,818,217	60,939,895
#	Sasol, Ltd., Sponsored ADR	1,535,709	33,294,171
*	Sibanye Gold, Ltd.	10,746,595	13,290,425
#*	Sibanye Gold, Ltd., Sponsored ADR	2,498,559	12,192,970
	Standard Bank Group, Ltd.	15,340,346	190,743,269
#*	Steinhoff International Holdings NV	23,998,309	1,970,911
*	Super Group, Ltd.	4,934,062	10,170,678
#	Telkom SA SOC, Ltd.	5,022,540	29,989,631
	Tongaat Hulett, Ltd.	1,558,340	1,435,167
*	Trencor, Ltd.	1,646,638	2,831,578
	Tsogo Sun Gaming, Ltd.	2,917,390	2,857,644
	Wilson Bayly Holmes-Ovcon, Ltd.	638,354	5,134,022
TOTAL SOUTH AFRICA			1,233,254,461
SOUTH KOREA — (15.3%)
#	Aekyung Petrochemical Co., Ltd.	182,088	1,161,461
	AJ Networks Co., Ltd.	71,995	283,703
#*	AJ Rent A Car Co., Ltd.	156,989	1,363,896
#*	Ajin Industrial Co., Ltd.	98,707	268,496
	AK Holdings, Inc.	28,287	977,542
	ALUKO Co., Ltd.	13,515	26,307
*	APS Holdings Corp.	38,646	248,074
#	Asia Cement Co., Ltd.	20,826	1,422,296
#	ASIA Holdings Co., Ltd.	14,861	1,345,901
	Asia Paper Manufacturing Co., Ltd.	73,595	2,030,877
#	AUK Corp.	336,608	568,184
#	Austem Co., Ltd.	288,707	563,564
	Avaco Co., Ltd.	48,579	232,348
	BGF Co., Ltd.	282,831	1,477,469
	Bixolon Co., Ltd.	32,698	148,491
#*	Bluecom Co., Ltd.	78,495	228,065
	BNK Financial Group, Inc.	3,284,164	19,372,695
#	Bookook Securities Co., Ltd.	36,167	613,642
	Busan City Gas Co., Ltd.	2,705	83,377

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BYC Co., Ltd.	752	$142,364
	Byucksan Corp.	323,207	554,925
#	Capro Corp.	411,463	1,212,689
	Castec Korea Co., Ltd.	17,797	44,820
	Chinyang Holdings Corp.	105,928	220,729
#	Chokwang Paint, Ltd.	75,208	366,487
#	Chosun Refractories Co., Ltd.	9,886	693,070
	CJ CheilJedang Corp.	28,759	6,909,512
	CJ Corp.	160,493	12,589,810
	CJ Hello Co., Ltd.	404,656	2,038,616
	CKD Bio Corp.	21,317	517,758
	Cosmax BTI, Inc.	40,113	590,585
#	CROWNHAITAI Holdings Co., Ltd.	49,193	482,243
	Cymechs, Inc.	6,384	39,881
	D.I Corp.	236,863	655,254
#	Dae Dong Industrial Co., Ltd.	187,650	814,042
	Dae Han Flour Mills Co., Ltd.	14,982	2,355,771
#	Dae Hyun Co., Ltd.	338,986	713,196
#	Dae Won Kang Up Co., Ltd.	368,376	1,230,464
#*	Dae Young Packaging Co., Ltd.	812,054	759,740
#	Daechang Co., Ltd.	656,070	664,108
	Daechang Forging Co., Ltd.	3,535	119,078
	Daeduck Electronics Co.	499,842	4,300,801
#	Daegu Department Store	71,060	342,772
#	Daehan Steel Co., Ltd.	166,951	933,055
#	Dae-Il Corp.	146,397	389,561
	Daekyo Co., Ltd.	184,455	953,809
	Daelim B&Co Co., Ltd.	17,858	59,061
#*	Daelim C&S Co., Ltd.	22,478	166,557
	Daelim Industrial Co., Ltd.	366,976	32,602,961
	Daeryuk Can Co., Ltd.	2,323	9,181
	Daesang Corp.	316,559	6,360,456
	Daesang Holdings Co., Ltd.	180,337	1,050,059
	Daewon San Up Co., Ltd.	61,406	311,059
*	Daewoo Engineering & Construction Co., Ltd.	2,067,314	7,125,955
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	7,870,331
*	Dahaam E-Tec Co., Ltd.	3,535	95,314
	Daishin Securities Co., Ltd.	545,344	5,447,364
#	Daou Data Corp.	142,124	1,016,794
#	Daou Technology, Inc.	453,543	7,776,613
#*	Dayou Automotive Seat Technology Co., Ltd.	117,031	89,127
*	Dayou Plus Co., Ltd.	51,812	35,395
	DB Financial Investment Co., Ltd.	422,652	1,627,764
#	DB HiTek Co., Ltd.	176,891	1,963,803
	DB Insurance Co., Ltd.	172,007	8,140,411
	DCM Corp.	5,497	53,996
#*	Deutsch Motors, Inc.	117,472	879,567
#	Development Advance Solution Co., Ltd.	103,030	509,902
	DGB Financial Group, Inc.	1,608,153	10,211,377
	DI Dong Il Corp.	19,321	1,171,210
#	Display Tech Co., Ltd.	43,544	137,615
	DMS Co., Ltd.	191,327	801,479
	Dong A Eltek Co., Ltd.	90,795	632,858
	Dong Ah Tire & Rubber Co., Ltd.	5,165	53,188
	Dong-A Socio Holdings Co., Ltd.	5,512	406,481
#	Dongbang Transport Logistics Co., Ltd.	302,271	431,227
#	Dongbu Corp.	33,062	251,450
#	Dongil Industries Co., Ltd.	19,900	986,023
#	Dongkuk Industries Co., Ltd.	429,695	924,589

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongkuk Steel Mill Co., Ltd.	939,781	$5,258,989
#	DONGSUNG Corp.	218,586	1,002,429
	Dongwha Enterprise Co., Ltd.	28,502	443,405
	Dongwha Pharm Co., Ltd.	37,344	280,581
	Dongwon Development Co., Ltd.	477,739	1,943,872
	Dongwon Industries Co., Ltd.	10,844	2,095,679
#	Dongwoo Farm To Table Co., Ltd.	14,971	44,806
#	Dongyang E&P, Inc.	37,218	357,851
	Doosan Bobcat, Inc.	309,330	9,345,210
	Doosan Corp.	95,325	8,415,482
#*	Doosan Heavy Industries & Construction Co., Ltd.	1,531,925	7,821,992
#*	Doosan Infracore Co., Ltd.	2,334,985	12,150,825
	DRB Holding Co., Ltd.	115,062	529,364
#	DTR Automotive Corp.	50,162	1,345,721
	DY Corp.	211,585	913,675
	e Tec E&C, Ltd.	10,339	685,181
	Eagon Holdings Co., Ltd.	367,974	844,850
#	Eagon Industrial, Ltd.	105,000	652,516
	Easy Bio, Inc.	552,747	2,443,146
#	e-LITECOM Co., Ltd.	87,616	351,819
	E-MART, Inc.	210,398	21,567,553
	ENF Technology Co., Ltd.	16,400	267,290
#	Eugene Corp.	714,143	3,031,397
#	Eugene Investment & Securities Co., Ltd.	1,113,895	2,209,909
*	Eusu Holdings Co., Ltd.	84,644	479,784
#	EVERDIGM Corp.	36,984	150,143
	Farmsco	5,065	21,826
#*	FarmStory Co., Ltd.	739,942	581,201
*	Fine Technix Co., Ltd.	47,925	52,251
#	Fursys, Inc.	28,479	730,303
#	Gaon Cable Co., Ltd.	28,266	410,260
	Geumhwa PSC Co., Ltd.	490	13,063
#	GMB Korea Corp.	105,900	465,654
#	Golfzon Newdin Holdings Co., Ltd.	311,182	1,200,268
	GS Engineering & Construction Corp.	746,808	21,270,170
#	GS Global Corp.	712,614	1,461,692
	GS Holdings Corp.	737,581	31,248,846
	GS Home Shopping, Inc.	2,245	317,098
	Gwangju Shinsegae Co., Ltd.	6,906	1,008,783
	Haitai Confectionery & Foods Co., Ltd.	6,605	47,811
#*	Halla Corp.	263,583	697,123
	Halla Holdings Corp.	116,971	4,228,142
#	Han Kuk Carbon Co., Ltd.	231,961	1,413,936
	Hana Financial Group, Inc.	4,160,251	121,770,944
#	Hana Micron, Inc.	200,404	652,293
	Handsome Co., Ltd.	146,627	4,594,837
	Hanil Cement Co., Ltd.	24,093	2,139,549
#	Hanil Holdings Co., Ltd.	20,065	834,780
#*	Hanjin Heavy Industries & Construction Co., Ltd.	114,383	475,851
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	175,280	449,986
#	Hanjin Kal Corp.	231,293	5,031,347
#	Hanjin Transportation Co., Ltd.	119,884	3,136,257
	Hankook Tire & Technology Co., Ltd.	774,390	20,184,184
#	Hankuk Paper Manufacturing Co., Ltd.	38,692	592,077
	Hanshin Construction	85,445	1,129,256
#*	Hansol Holdings Co., Ltd.	534,942	1,920,215
#	Hansol HomeDeco Co., Ltd.	1,063,396	1,067,783
	Hansol Paper Co., Ltd.	253,221	3,014,461
#*	Hansol Technics Co., Ltd.	276,848	1,626,141

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Aerospace Co., Ltd.	341,420	$9,250,349
	Hanwha Chemical Corp.	1,279,427	20,021,000
	Hanwha Corp.	570,594	11,422,009
#	Hanwha Galleria Timeworld Co., Ltd.	5,778	88,750
	Hanwha General Insurance Co., Ltd.	700,480	2,059,759
#*	Hanwha Investment & Securities Co., Ltd.	1,349,587	2,438,819
#	Hanwha Life Insurance Co., Ltd.	4,936,800	10,911,220
	Hanyang Eng Co., Ltd.	153,087	1,472,456
#	Hanyang Securities Co., Ltd.	97,444	578,769
*	Harim Co., Ltd.	178,051	404,463
#	Harim Holdings Co., Ltd.	206,989	1,782,945
	HDC Holdings Co., Ltd.	483,780	5,074,538
	HDC Hyundai Engineering Plastics Co., Ltd.	126,055	577,435
#*	Heung-A Shipping Co., Ltd.	1,109,729	474,579
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	501,437
	Hite Jinro Co., Ltd.	95,358	1,708,652
#	Hitejinro Holdings Co., Ltd.	97,277	875,827
#	HJ Magnolia Yongpyong Hotel & Resort Corp.	77,198	425,591
#	HS R&A Co., Ltd.	501,663	796,054
#*	HSD Engine Co., Ltd.	77,848	204,370
#*	Humax Co., Ltd.	182,229	799,573
*	Huneed Technologies	48,132	284,143
	Husteel Co., Ltd.	16,188	145,326
	Huvis Corp.	195,376	1,128,348
#	Hwa Shin Co., Ltd.	247,915	507,611
#	Hwacheon Machine Tool Co., Ltd.	14,514	523,579
#	Hwangkum Steel & Technology Co., Ltd.	114,189	735,588
	HwaSung Industrial Co., Ltd.	114,076	1,250,620
	Hy-Lok Corp.	55,372	849,258
*	Hyosung Advanced Materials Corp.	2,061	202,545
	Hyosung Chemical Corp.	1,451	198,609
	Hyosung Corp.	36,157	2,484,618
	Hyosung TNC Co., Ltd.	2,944	356,219
#	Hyundai BNG Steel Co., Ltd.	137,139	966,626
#	Hyundai Construction Equipment Co., Ltd.	151,125	3,948,947
#	Hyundai Corp Holdings, Inc.	51,238	506,374
	Hyundai Corp.	63,235	1,035,506
	Hyundai Department Store Co., Ltd.	177,929	11,098,805
*	Hyundai Electric & Energy System Co., Ltd.	20,968	241,941
	Hyundai Engineering & Construction Co., Ltd.	632,546	22,817,714
	Hyundai Greenfood Co., Ltd.	426,844	4,459,307
	Hyundai Heavy Industries Holdings Co., Ltd.	108,511	29,749,874
	Hyundai Home Shopping Network Corp.	66,966	5,275,784
	Hyundai Hy Communications & Networks Co., Ltd.	455,420	1,374,987
	Hyundai Livart Furniture Co., Ltd.	96,248	1,258,103
	Hyundai Marine & Fire Insurance Co., Ltd.	411,562	9,704,889
	Hyundai Mipo Dockyard Co., Ltd.	246,851	8,872,763
	Hyundai Mobis Co., Ltd.	551,696	111,636,677
	Hyundai Motor Co.	926,612	98,570,675
	Hyundai Motor Securities Co., Ltd.	222,690	1,920,583
	Hyundai Steel Co.	993,817	32,388,919
	Hyundai Wia Corp.	185,482	6,748,814
#	IDIS Holdings Co., Ltd.	42,253	409,989
#*	Iljin Electric Co., Ltd.	239,602	561,368
	Iljin Holdings Co., Ltd.	120,743	290,186
#	Ilshin Spinning Co., Ltd.	17,863	1,350,591
#	Ilsung Pharmaceuticals Co., Ltd.	9,407	694,840
	iMarketKorea, Inc.	177,979	1,761,075
	Industrial Bank of Korea	3,523,570	39,029,016

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	INITECH Co., Ltd.	31,597	$134,813
#*	Intergis Co., Ltd.	49,180	93,313
#	Interpark Holdings Corp.	507,741	936,889
	INTOPS Co., Ltd.	191,036	2,393,283
#	Inzi Controls Co., Ltd.	130,693	603,555
	INZI Display Co., Ltd.	244,705	472,884
*	Iones Co., Ltd.	83,897	354,255
	IS Dongseo Co., Ltd.	78,490	2,202,243
#	ISC Co., Ltd.	103,788	746,436
#	ISU Chemical Co., Ltd.	130,681	1,001,013
#	Jahwa Electronics Co., Ltd.	103,866	849,923
	JB Financial Group Co., Ltd.	1,744,618	8,105,204
#	Kangnam Jevisco Co., Ltd.	41,716	862,992
	KB Financial Group, Inc.	2,389,892	87,330,961
#	KB Financial Group, Inc., ADR	3,018,829	109,191,045
*	KB Metal Co., Ltd.	33,213	48,237
#*	KBI Dongkook Industrial Co., Ltd.	631,518	426,886
	KC Co., Ltd.	98,742	1,063,088
#	KC Green Holdings Co., Ltd.	90,159	291,062
	KCC Corp.	56,464	11,576,247
#	KCC Engineering & Construction Co., Ltd.	60,568	319,445
	KCTC	3,399	8,057
#*	KEC Corp.	1,304,851	1,171,744
#	Keyang Electric Machinery Co., Ltd.	251,499	665,147
#	KG Chemical Corp.	106,187	1,053,194
#	KG Eco Technology Service Co., Ltd.	500,944	1,408,988
#	KGMobilians Co., Ltd.	149,720	742,517
*	KH Vatec Co., Ltd.	102,901	781,885
	Kia Motors Corp.	2,228,945	82,103,058
#	KISCO Corp.	230,045	1,024,126
#	KISCO Holdings Co., Ltd.	67,525	720,616
#	Kishin Corp.	107,298	347,613
	KISWIRE, Ltd.	94,457	1,897,571
#	KIWOOM Securities Co., Ltd.	121,769	7,449,481
*	KleanNara Co., Ltd.	110,992	211,450
	KMH Co., Ltd.	98,465	480,029
#*	Kodaco Co., Ltd.	291,772	405,992
#	Kolon Corp.	55,393	763,124
#	Kolon Global Corp.	41,349	291,725
	Kolon Industries, Inc.	236,207	7,909,861
#	Komelon Corp.	33,167	207,433
#	Kook Soon Dang Brewery Co., Ltd.	112,565	360,413
#	Korea Alcohol Industrial Co., Ltd.	160,870	1,075,024
	Korea Asset In Trust Co., Ltd.	213,033	676,921
#	Korea Autoglass Corp.	82,390	1,273,894
#	Korea Cast Iron Pipe Industries Co., Ltd.	33,557	346,761
#*	Korea Circuit Co., Ltd.	145,898	605,695
	Korea Electric Terminal Co., Ltd.	36,311	2,038,784
	Korea Export Packaging Industrial Co., Ltd.	4,498	71,090
*	Korea Flange Co., Ltd.	303,789	409,167
	Korea Investment Holdings Co., Ltd.	596,320	37,202,689
*	Korea Line Corp.	109,352	2,329,880
	Korea Petrochemical Ind Co., Ltd.	43,313	4,373,135
#	Korea Petroleum Industries Co.	1,552	131,125
	Korea Real Estate Investment & Trust Co., Ltd.	915,729	1,690,323
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	281,030	25,514,416
	Korean Air Lines Co., Ltd.	539,417	11,584,225
	Korean Reinsurance Co.	1,149,818	7,751,198
#	Kortek Corp.	140,429	1,522,437

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	KPX Chemical Co., Ltd.	23,581	$1,125,169
#	KSS LINE, Ltd.	143,029	798,341
	KT Skylife Co., Ltd.	197,630	1,667,766
#	KT Submarine Co., Ltd.	22,384	59,356
#*	KTB Investment & Securities Co., Ltd.	780,997	1,721,969
	KTCS Corp.	384,608	649,017
	Ktis Corp.	218,841	402,635
#	Kukdo Chemical Co., Ltd.	35,199	1,441,206
#	Kukdong Oil & Chemicals Co., Ltd.	26,930	76,868
	Kumho Industrial Co., Ltd.	7,575	83,401
*	Kumho Tire Co., Inc.	772,971	2,611,563
	Kumkang Kind Co., Ltd.	96,105	323,031
#	Kwang Dong Pharmaceutical Co., Ltd.	32,278	184,350
#	Kyeryong Construction Industrial Co., Ltd.	51,442	1,104,867
	Kyobo Securities Co., Ltd.	271,052	2,229,102
#	Kyungbang Co., Ltd.	148,629	1,252,157
#	Kyung-In Synthetic Corp.	76,512	536,756
	LEADCORP, Inc. (The)	185,465	1,019,287
#*	Lee Ku Industrial Co., Ltd.	102,941	149,663
	LF Corp.	324,942	6,694,856
	LG Corp.	732,832	43,715,648
#*	LG Display Co., Ltd., ADR	4,048,932	24,415,060
#*	LG Display Co., Ltd.	1,617,796	19,656,693
	LG Electronics, Inc.	1,568,275	85,877,427
#	LG Hausys, Ltd.	73,396	3,700,465
	LG International Corp.	376,771	5,844,397
	LG Uplus Corp.	1,672,864	18,319,401
#	LMS Co., Ltd.	47,891	559,924
	LOT Vacuum Co., Ltd.	98,332	583,536
	Lotte Chemical Corp.	236,303	46,180,859
	Lotte Chilsung Beverage Co., Ltd.	8,610	1,052,488
	Lotte Confectionery Co., Ltd.	54	6,685
	Lotte Corp.	136,958	3,917,869
	LOTTE Fine Chemical Co., Ltd.	184,639	7,548,140
	Lotte Food Co., Ltd.	1,198	494,268
	LOTTE Himart Co., Ltd.	114,138	3,532,617
#*	Lotte Non-Life Insurance Co., Ltd.	786,612	1,356,439
	Lotte Shopping Co., Ltd.	127,134	14,539,344
	LS Corp.	230,572	8,561,323
*	Lumens Co., Ltd.	440,737	674,267
#*	LVMC Holdings	173,671	420,910
	Maeil Holdings Co., Ltd.	11,288	112,717
#	Mando Corp.	182,954	5,203,779
	MegaStudy Co., Ltd.	32,163	279,117
	Meritz Financial Group, Inc.	236,730	2,779,080
#	Meritz Securities Co., Ltd.	4,380,550	18,622,340
#	Mi Chang Oil Industrial Co., Ltd.	7,099	464,716
	Mirae Asset Daewoo Co., Ltd.	3,606,853	22,771,518
	Mirae Asset Life Insurance Co., Ltd.	820,390	2,755,174
#	MK Electron Co., Ltd.	223,969	1,527,258
#*	MNTech Co., Ltd.	209,914	570,856
#	Mobase Co., Ltd.	159,085	723,841
#	Moorim P&P Co., Ltd.	367,245	1,336,288
#	Moorim Paper Co., Ltd.	304,607	691,881
#	Motonic Corp.	100,277	805,278
#	Muhak Co., Ltd.	80,921	716,281
	Namyang Dairy Products Co., Ltd.	4,565	2,066,860
#*	NEOWIZ HOLDINGS Corp.	72,321	806,711
#*	New Power Plasma Co., Ltd.	23,576	286,116

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nexen Corp.	254,005	$1,269,510
	Nexen Tire Corp.	391,533	2,838,512
	NH Investment & Securities Co., Ltd.	2,107,785	23,107,460
*	NHN Corp.	78,641	4,127,144
#	Nong Shim Holdings Co., Ltd.	24,089	1,614,063
	NongShim Co., Ltd.	29,301	5,805,360
#	NOROO Paint & Coatings Co., Ltd.	116,553	691,821
#	NPC	116,690	329,957
	NS Shopping Co., Ltd.	76,038	663,355
	OCI Co., Ltd.	184,957	11,677,829
#	Opto Device Technology Co., Ltd.	58,130	234,752
	Orange Life Insurance, Ltd.	147,890	3,532,864
	Orion Holdings Corp.	213,054	2,801,901
#	Paik Kwang Industrial Co., Ltd.	239,367	541,305
#*	Pan Ocean Co., Ltd.	2,764,299	11,169,965
	Pang Rim Co., Ltd.	29,400	49,670
	Pan-Pacific Co., Ltd.	106,975	262,484
#	Poongsan Corp.	297,125	5,897,070
#	Poongsan Holdings Corp.	60,500	1,915,869
	POSCO, Sponsored ADR	1,491,065	69,826,574
	POSCO	773,766	145,841,299
#	POSCO Coated & Color Steel Co., Ltd.	32,979	457,523
	Posco International Corp.	714,654	11,250,557
#	Protec Co., Ltd.	36,184	567,628
#	PS TEC Co., Ltd.	35,164	123,259
#	Pyeong Hwa Automotive Co., Ltd.	130,733	1,041,869
#*	RFTech Co., Ltd.	195,968	1,326,428
	S&T Dynamics Co., Ltd.	296,345	1,655,619
#	S&T Holdings Co., Ltd.	98,347	1,260,353
	S&T Motiv Co., Ltd.	117,880	4,967,559
	Sajo Industries Co., Ltd.	30,373	1,152,685
#	Sam Young Electronics Co., Ltd.	155,438	1,357,741
	Sambo Corrugated Board Co., Ltd.	34,495	264,582
#	Sambo Motors Co., Ltd.	160,079	727,870
#	Samho Development Co., Ltd.	211,521	815,008
	Samho International Co., Ltd.	5,850	102,161
#	SAMHWA Paints Industrial Co., Ltd.	107,642	552,859
#	Samick Musical Instruments Co., Ltd.	716,750	1,006,852
#	Samji Electronics Co., Ltd.	140,335	1,288,922
	Samjin LND Co., Ltd.	92,054	156,874
#	Samkee Automotive Co., Ltd.	104,071	235,509
	Samkwang Glass Co., Ltd.	2,678	84,047
	Sammok S-Form Co., Ltd.	68,208	585,650
#*	SAMPYO Cement Co., Ltd.	370,357	1,026,689
	Samsung C&T Corp.	448,291	34,554,621
	Samsung Card Co., Ltd.	343,706	10,531,714
	Samsung Fire & Marine Insurance Co., Ltd.	53,985	11,984,342
*	Samsung Heavy Industries Co., Ltd.	3,205,790	18,990,480
	Samsung Life Insurance Co., Ltd.	918,363	58,954,482
	Samsung Securities Co., Ltd.	759,601	23,335,620
#	SAMT Co., Ltd.	655,192	1,180,114
#	Samyang Corp.	45,171	2,044,358
	Samyang Holdings Corp.	64,303	3,773,980
#	Samyang Tongsang Co., Ltd.	22,283	1,106,020
#	SAVEZONE I&C Corp.	94,588	295,441
*	SBS Media Holdings Co., Ltd.	473,974	874,508
	Seah Besteel Corp.	201,722	2,748,754
#	SeAH Holdings Corp.	12,276	892,592
	SeAH Steel Corp.	20,386	1,106,388

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SeAH Steel Holdings Corp.	23,988	$1,049,255
	Sebang Co., Ltd.	153,120	1,547,621
	Sebang Global Battery Co., Ltd.	106,069	3,623,118
	Sebo Manufacturing Engineer Corp.	39,565	298,088
#	Sejong Industrial Co., Ltd.	200,279	804,343
#*	Sejoong Co., Ltd.	74,223	183,676
#*	Sekonix Co., Ltd.	133,734	708,833
#	S-Energy Co., Ltd.	40,484	134,617
#	Seohan Co., Ltd.	711,491	811,765
	Seohee Construction Co., Ltd.	2,314,254	2,313,531
	SEOWONINTECH Co., Ltd.	16,998	73,869
#	Seoyon Co., Ltd.	131,812	379,058
#	Seoyon E-Hwa Co., Ltd.	96,711	404,243
	Sewon Precision Industry Co., Ltd.	1,457	9,963
#*	SG&G Corp.	291,585	495,586
	Shindaeyang Paper Co., Ltd.	24,283	1,407,566
	Shinhan Financial Group Co., Ltd.	3,103,674	113,683,266
#	Shinhan Financial Group Co., Ltd., ADR	1,421,545	51,630,514
#	Shinsegae Engineering & Construction Co., Ltd.	17,280	412,619
#	Shinsegae Food Co., Ltd.	1,939	121,633
	Shinsegae Information & Communication Co., Ltd.	3,617	393,121
	Shinsegae, Inc.	79,412	16,890,866
#*	Shinsung Tongsang Co., Ltd.	881,967	1,027,727
#*	Shinwha Intertek Corp.	125,015	572,279
#*	Shinwon Corp.	181,086	307,289
	Shinyoung Securities Co., Ltd.	47,277	2,344,441
#*	Signetics Corp.	799,767	659,957
#	Silla Co., Ltd.	70,200	737,420
	SIMMTECH Co., Ltd.	197,539	887,760
	Simmtech Holding Co., Ltd.	3,959	5,758
	SIMPAC, Inc.	149,931	334,572
	Sindoh Co., Ltd.	65,637	2,389,653
	SK Discovery Co., Ltd.	174,530	3,561,941
	SK Gas, Ltd.	60,978	3,985,717
	SK Innovation Co., Ltd.	760,475	109,272,000
	SK Networks Co., Ltd.	1,869,396	7,838,977
#	SK Securities Co., Ltd.	2,864,051	1,558,468
#	SKC Co., Ltd.	319,415	11,341,414
	SL Corp.	184,503	3,432,251
#*	Ssangyong Motor Co.	396,043	1,109,542
#	Sun Kwang Co., Ltd.	34,217	475,991
	Sunchang Corp.	54,825	223,838
	Sung Kwang Bend Co., Ltd.	156,885	1,213,038
*	Sungchang Enterprise Holdings, Ltd.	326,002	493,914
#	Sungdo Engineering & Construction Co., Ltd.	148,317	617,592
#	Sungshin Cement Co., Ltd.	336,014	2,147,436
	Sungwoo Hitech Co., Ltd.	839,253	2,679,387
#	Sunjin Co., Ltd.	36,614	314,505
#*	Tae Kyung Industrial Co., Ltd.	152,886	728,266
	Taekwang Industrial Co., Ltd.	5,319	5,575,668
*	Taewoong Co., Ltd.	117,534	908,116
#	Taeyoung Engineering & Construction Co., Ltd.	586,789	6,535,128
#*	TBH Global Co., Ltd.	197,666	467,795
*	Thinkware Systems Corp.	85,996	495,414
#*	TK Chemical Corp.	764,480	1,703,175
#	TK Corp.	120,940	946,726
	Tongyang Life Insurance Co., Ltd.	592,249	1,933,662
#*	Tongyang pile, Inc.	7,975	37,530
	Tongyang, Inc.	358,717	488,911

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Top Engineering Co., Ltd.	180,980	$1,332,461
#	Tovis Co., Ltd.	164,140	960,480
#	TS Corp.	62,729	1,043,724
*	T'way Holdings, Inc.	79,534	107,257
#	UIL Co., Ltd.	82,914	345,499
	Uju Electronics Co., Ltd.	61,425	424,111
	Unid Co., Ltd.	78,309	3,132,609
	Viatron Technologies, Inc.	2,049	17,098
#	Visang Education, Inc.	52,293	345,298
#*	WillBes & Co. (The)	649,440	558,791
#*	Wonik Holdings Co., Ltd.	504,277	1,571,168
#*	Woongjin Co., Ltd.	243,455	296,060
#*	Woongjin Energy Co., Ltd.	118,888	68,885
*	Woongjin Thinkbig Co., Ltd.	472,438	950,127
#*	Woori Financial Group, Inc., Sponsored ADR	15,462	514,266
	Woori Financial Group, Inc.	5,838,122	64,494,544
#	Woorison F&G Co., Ltd.	271,588	453,956
	Wooshin Systems Co., Ltd.	19,056	93,903
#*	WooSung Feed Co., Ltd.	255,261	606,410
#	Y G-1 Co., Ltd.	252,253	1,796,073
*	YeaRimDang Publishing Co., Ltd.	206,798	706,857
#	Yoosung Enterprise Co., Ltd.	197,921	474,915
#	YooSung T&S Co., Ltd.	196,580	441,578
	Youlchon Chemical Co., Ltd.	114,498	1,518,163
	Young Poong Corp.	3,996	2,290,917
#	Young Poong Precision Corp.	130,166	896,882
	Youngone Corp.	79,606	2,256,789
#	Youngone Holdings Co., Ltd.	21,116	937,857
*	Yuanta Securities Korea Co., Ltd.	1,098,340	2,541,800
	YuHwa Securities Co., Ltd.	29,804	313,316
#	Zeus Co., Ltd.	74,697	761,261
TOTAL SOUTH KOREA			2,750,659,343
TAIWAN — (16.5%)
#	Ability Enterprise Co., Ltd.	2,942,330	1,625,320
	AcBel Polytech, Inc.	1,454,000	1,054,217
	Acer, Inc.	24,664,109	14,896,494
#	ACES Electronic Co., Ltd.	1,266,000	903,775
*	Acon Holding, Inc.	2,183,000	614,555
	Advanced International Multitech Co., Ltd.	444,000	585,898
	Advanced Optoelectronic Technology, Inc.	551,000	276,165
	Advancetek Enterprise Co., Ltd.	186,639	98,788
*	AGV Products Corp.	5,231,211	1,242,296
	AimCore Technology Co., Ltd.	116,223	53,536
*	Airmate Cayman International Co., Ltd.	12,000	11,599
	Alcor Micro Corp.	522,000	255,068
#	Allis Electric Co., Ltd.	1,447,000	841,537
	Alpha Networks, Inc.	3,424,313	2,501,955
#	Altek Corp.	3,061,365	2,451,109
#	Ambassador Hotel (The)	1,564,000	1,113,936
#	AMPOC Far-East Co., Ltd.	1,326,000	1,225,919
#*	AmTRAN Technology Co., Ltd.	10,066,956	3,647,601
	Apacer Technology, Inc.	549,210	578,076
	APCB, Inc.	1,761,000	1,508,246
#*	Apex International Co., Ltd.	2,038,263	3,351,154
	Apex Medical Corp.	28,000	23,414
	Apex Science & Engineering	211,536	58,383
	Ardentec Corp.	2,953,058	2,831,150
#	Asia Cement Corp.	26,772,589	35,808,063

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Asia Electronic Material Co., Ltd.	160,000	$103,798
*	Asia Pacific Telecom Co., Ltd.	8,189,000	1,858,849
	Asia Plastic Recycling Holding, Ltd.	2,696,942	540,110
	Asia Polymer Corp.	4,140,830	1,995,068
	Asia Tech Image, Inc.	41,000	57,876
#	Asia Vital Components Co., Ltd.	3,574,984	4,608,482
	ASROCK, Inc.	204,000	387,916
	Asustek Computer, Inc.	4,978,000	35,269,142
#	AU Optronics Corp., Sponsored ADR	8,693,756	22,256,015
#	AU Optronics Corp.	51,158,812	13,506,871
	Audix Corp.	948,332	1,125,458
	Avermedia Technologies	2,252,000	808,567
	AVY Precision Technology, Inc.	985,934	1,188,502
	Bank of Kaohsiung Co., Ltd.	5,451,412	1,709,291
#	BES Engineering Corp.	18,433,443	4,536,271
	Bin Chuan Enterprise Co., Ltd.	87,000	64,888
#	Biostar Microtech International Corp.	2,187,055	808,189
	Bright Led Electronics Corp.	997,000	371,899
#*	Cameo Communications, Inc.	2,551,197	703,457
	Capital Securities Corp.	26,071,158	7,932,956
#	Career Technology MFG. Co., Ltd.	849,947	878,150
*	Carnival Industrial Corp.	3,644,000	736,533
#	Casetek Holdings, Ltd.	2,209,933	3,621,301
	Catcher Technology Co., Ltd.	6,630,000	48,585,586
	Cathay Chemical Works	812,000	469,258
	Cathay Financial Holding Co., Ltd.	89,473,000	116,820,173
#	Cathay Real Estate Development Co., Ltd.	7,651,694	5,354,484
	CCP Contact Probes Co., Ltd.	9,000	10,560
#	Celxpert Energy Corp.	419,000	396,848
	Central Reinsurance Co., Ltd.	2,031,366	1,163,325
	Chain Chon Industrial Co., Ltd.	767,000	218,197
#	ChainQui Construction Development Co., Ltd.	831,737	788,949
*	Champion Building Materials Co., Ltd.	4,124,828	917,922
	Chang Hwa Commercial Bank, Ltd.	61,408,278	42,916,595
#	Channel Well Technology Co., Ltd.	338,000	274,779
	CHC Healthcare Group	702,000	1,100,620
#	Chen Full International Co., Ltd.	188,000	254,536
	Cheng Loong Corp.	11,589,659	6,975,436
#*	Cheng Mei Materials Technology Corp.	2,619,000	894,469
#	Cheng Uei Precision Industry Co., Ltd.	5,835,635	6,325,671
	Chenming Mold Industry Corp.	522,000	238,388
#	Chia Chang Co., Ltd.	1,392,000	1,756,029
#	Chia Hsin Cement Corp.	5,290,191	2,821,795
#	Chien Kuo Construction Co., Ltd.	3,013,247	967,125
#	Chilisin Electronics Corp.	1,720,000	4,601,616
	China Airlines, Ltd.	38,107,353	11,675,012
	China Bills Finance Corp.	3,388,000	1,604,991
#	China Chemical & Pharmaceutical Co., Ltd.	2,983,264	1,769,617
	China Development Financial Holding Corp.	114,118,734	33,887,097
	China Electric Manufacturing Corp.	4,019,200	1,209,570
#	China General Plastics Corp.	815,398	556,940
#	China Glaze Co., Ltd.	1,446,799	563,599
	China Life Insurance Co., Ltd.	19,417,245	16,001,723
#	China Man-Made Fiber Corp.	14,394,272	4,326,986
	China Metal Products	4,188,969	4,366,396
	China Motor Corp.	5,646,749	4,631,365
#	China Petrochemical Development Corp.	33,391,466	11,091,941
	China Steel Corp.	140,960,320	108,445,633
#	China Steel Structure Co., Ltd.	1,078,219	839,377

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co., Ltd.	1,332,600	$889,243
	Chinese Maritime Transport, Ltd.	1,123,270	1,309,058
	Chin-Poon Industrial Co., Ltd.	3,684,815	3,967,822
	Chipbond Technology Corp.	1,573,000	3,153,740
	ChipMOS Techinologies, Inc.	4,050,085	3,698,792
	ChipMOS Technologies, Inc., ADR	38,574	702,042
	Chun YU Works & Co., Ltd.	2,645,000	1,845,075
	Chun Yuan Steel	5,397,287	1,760,033
	Chung Hsin Electric & Machinery Manufacturing Corp.	5,047,250	3,408,004
#	Chung Hung Steel Corp.	9,999,000	3,365,851
#	Chung Hwa Pulp Corp.	5,472,353	1,788,807
	Chyang Sheng Dyeing & Finishing Co., Ltd.	248,000	113,231
	Clevo Co.	1,405,000	1,432,822
#*	CMC Magnetics Corp.	22,321,621	4,878,611
	CoAsia Electronics Corp.	421,797	126,636
	Coland Holdings, Ltd.	116,000	107,204
	Collins Co., Ltd.	1,455,224	506,041
	Compal Electronics, Inc.	50,243,332	30,696,996
	Compeq Manufacturing Co., Ltd.	10,178,000	8,727,546
	Compucase Enterprise	14,000	11,778
#	Concord Securities Co., Ltd.	2,181,993	515,187
#	Continental Holdings Corp.	4,736,540	2,641,233
	Contrel Technology Co., Ltd.	1,062,000	600,463
#	Coretronic Corp.	5,999,800	7,704,467
	Coxon Precise Industrial Co., Ltd.	1,354,000	815,358
	Creative Sensor, Inc.	529,000	370,410
*	CSBC Corp. Taiwan	892,177	746,949
	CTBC Financial Holding Co., Ltd.	177,152,073	115,153,274
	CviLux Corp.	116,000	91,816
	CX Technology Co., Ltd.	42,162	29,103
	Cyberlink Corp.	8,000	21,974
	CyberTAN Technology, Inc.	969,000	494,853
#	DA CIN Construction Co., Ltd.	2,510,579	1,581,947
*	Danen Technology Corp.	816,000	41,630
#	Darwin Precisions Corp.	5,037,635	2,902,002
#*	Delpha Construction Co., Ltd.	940,015	485,862
	Depo Auto Parts Ind Co., Ltd.	452,000	1,043,833
#	Dimerco Express Corp.	188,000	129,152
#*	D-Link Corp.	7,032,552	2,963,388
*	Dynamic Electronics Co., Ltd.	3,610,324	1,153,461
	Dynapack International Technology Corp.	1,068,000	1,638,339
	E Ink Holdings, Inc.	539,000	590,587
#	E.Sun Financial Holding Co., Ltd.	97,334,131	81,071,845
#*	Edimax Technology Co., Ltd.	2,270,902	802,774
#	Edison Opto Corp.	1,145,000	527,167
	Edom Technology Co., Ltd.	880,046	386,423
	Elite Semiconductor Memory Technology, Inc.	1,277,000	1,342,394
	Elitegroup Computer Systems Co., Ltd.	3,913,395	1,361,215
*	ENG Electric Co., Ltd.	701,997	73,075
#	EnTie Commercial Bank Co., Ltd.	2,494,232	1,303,374
	Epileds Technologies, Inc.	338,000	168,510
#	Epistar Corp.	12,943,869	10,204,533
	Eson Precision Ind. Co., Ltd.	746,000	942,841
	Eternal Materials Co., Ltd.	1,746,513	1,467,617
*	E-Ton Solar Tech Co., Ltd.	640,543	52,155
	Eva Airways Corp.	26,342,345	12,331,373
*	Everest Textile Co., Ltd.	3,887,378	1,420,044
	Evergreen International Storage & Transport Corp.	7,713,000	3,537,811
	Evergreen Marine Corp. Taiwan, Ltd.	25,394,707	11,684,687

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Chemical Industrial Corp.	562,950	$310,289
	Everlight Electronics Co., Ltd.	3,318,000	3,189,079
	Excellence Opto, Inc.	96,000	66,552
#	Excelsior Medical Co., Ltd.	1,152,726	1,856,270
	EZconn Corp.	194,250	228,743
	Far Eastern Department Stores, Ltd.	11,283,445	8,540,183
	Far Eastern International Bank	29,395,804	11,782,297
	Far Eastern New Century Corp.	36,315,528	34,357,553
#	Farglory F T Z Investment Holding Co., Ltd.	1,093,000	707,820
	Farglory Land Development Co., Ltd.	3,955,264	4,836,506
*	Federal Corp.	5,317,160	2,063,633
*	First Copper Technology Co., Ltd.	1,886,750	623,349
	First Financial Holding Co., Ltd.	87,816,122	65,935,334
	First Hotel	1,599,857	811,830
	First Insurance Co., Ltd. (The)	3,215,064	1,552,459
#*	First Steamship Co., Ltd.	6,241,360	2,505,795
*	FIT Holding Co., Ltd.	185,150	144,117
	FLEXium Interconnect, Inc.	200,000	608,686
#	FocalTech Systems Co., Ltd.	874,000	648,328
	Forest Water Environment Engineering Co., Ltd.	44,000	72,870
	Formosa Advanced Technologies Co., Ltd.	2,188,000	2,329,471
#	Formosa Laboratories, Inc.	958,154	1,171,324
	Formosa Taffeta Co., Ltd.	7,043,511	7,969,711
	Formosan Rubber Group, Inc.	3,249,957	2,007,229
	Formosan Union Chemical	3,374,572	1,472,633
#	Founding Construction & Development Co., Ltd.	2,716,418	1,386,723
	Foxconn Technology Co., Ltd.	8,072,142	16,585,070
	Froch Enterprise Co., Ltd.	2,236,734	910,275
	FSP Technology, Inc.	1,561,292	966,949
	Fubon Financial Holding Co., Ltd.	84,655,471	117,032,661
	Fulgent Sun International Holding Co., Ltd.	307,487	887,933
#	Fullerton Technology Co., Ltd.	1,276,200	812,796
#	Fulltech Fiber Glass Corp.	6,045,690	2,933,989
	Fwusow Industry Co., Ltd.	2,277,119	1,324,556
	G Shank Enterprise Co., Ltd.	1,658,902	1,309,005
#*	Gemtek Technology Corp.	4,188,962	3,610,770
	General Interface Solution Holding, Ltd.	396,000	1,455,611
	Getac Technology Corp.	727,065	1,056,728
	Giantplus Technology Co., Ltd.	2,641,100	1,017,165
#	Gigabyte Technology Co., Ltd.	5,548,287	8,291,453
#*	Gigastorage Corp.	4,071,600	1,201,512
#	Global Brands Manufacture, Ltd.	4,322,951	2,349,350
	Global Lighting Technologies, Inc.	1,051,000	2,087,240
	Globe Union Industrial Corp.	3,161,625	1,641,717
	Gloria Material Technology Corp.	5,970,116	3,704,962
#*	Gold Circuit Electronics, Ltd.	5,204,965	2,225,308
	Goldsun Building Materials Co., Ltd.	15,287,261	4,079,268
	Good Will Instrument Co., Ltd.	191,746	164,035
#	Grand Fortune Securities Co., Ltd.	791,000	212,712
#	Grand Ocean Retail Group, Ltd.	1,031,000	1,119,577
#*	Grand Pacific Petrochemical	13,491,000	8,808,042
	Great China Metal Industry	967,000	756,519
	Great Wall Enterprise Co., Ltd.	5,026,828	6,573,725
*	Green Energy Technology, Inc.	1,424,880	14,663
	Green Seal Holding, Ltd.	466,000	585,339
#	GTM Holdings Corp.	1,475,900	1,084,207
#	Hannstar Board Corp.	4,135,547	4,938,581
#	HannStar Display Corp.	35,657,435	7,567,834
#*	HannsTouch Solution, Inc.	3,678,481	1,717,742

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hanpin Electron Co., Ltd.	286,000	$346,991
#	Harvatek Corp.	1,821,553	878,200
	Hey Song Corp.	2,920,500	2,974,536
	Highwealth Construction Corp.	1,126,000	1,760,479
#	Hiroca Holdings, Ltd.	854,000	1,864,400
#	Hitron Technology, Inc.	1,927,098	1,259,134
	Ho Tung Chemical Corp.	11,368,475	2,556,997
#	Hocheng Corp.	2,960,300	733,108
	Hold-Key Electric Wire & Cable Co., Ltd.	76,124	20,121
	Hon Hai Precision Industry Co., Ltd.	81,516,192	204,342,354
#	Hong Pu Real Estate Development Co., Ltd.	2,484,655	1,642,383
	Hong TAI Electric Industrial	2,506,000	785,059
	Hong YI Fiber Industry Co.	870,000	533,264
*	Horizon Securities Co., Ltd.	4,178,000	841,799
#	Hsin Kuang Steel Co., Ltd.	1,100,124	1,083,115
	Hsing TA Cement Co.	1,632,614	932,363
#*	HTC Corp.	5,642,000	6,971,805
#	HUA ENG Wire & Cable Co., Ltd.	4,092,035	1,296,817
	Hua Nan Financial Holdings Co., Ltd.	56,618,204	39,844,041
#	Huaku Development Co., Ltd.	2,563,000	6,713,778
#	Huang Hsiang Construction Corp.	1,195,000	1,211,203
	Hung Ching Development & Construction Co., Ltd.	1,370,468	998,370
	Hung Sheng Construction, Ltd.	5,404,670	3,485,751
	Huxen Corp.	268,281	413,740
*	Hwa Fong Rubber Industrial Co., Ltd.	176,000	64,015
	Hwacom Systems, Inc.	333,000	198,201
	IBF Financial Holdings Co., Ltd.	31,677,337	11,283,553
*	Ichia Technologies, Inc.	2,262,260	1,171,736
*	I-Chiun Precision Industry Co., Ltd.	2,086,000	559,545
	IEI Integration Corp.	12,000	12,690
	Infortrend Technology, Inc.	1,104,000	458,069
#	Innolux Corp.	119,871,544	27,715,027
#	Inpaq Technology Co., Ltd.	213,000	207,128
	Integrated Service Technology, Inc.	10,000	15,218
#	International CSRC Investment Holdings Co.	9,043,510	11,010,456
	Inventec Corp.	31,534,277	23,452,081
	ITE Technology, Inc.	1,908,479	2,030,348
#	Jarllytec Co., Ltd.	805,000	1,771,825
	Jess-Link Products Co., Ltd.	1,110,500	1,080,967
	Jih Sun Financial Holdings Co., Ltd.	10,875,918	3,748,745
#	Jinli Group Holdings, Ltd.	1,843,722	865,901
#	K Laser Technology, Inc.	1,789,601	1,192,409
#	Kaulin Manufacturing Co., Ltd.	1,368,656	693,765
	KEE TAI Properties Co., Ltd.	1,968,000	763,013
#	Kenmec Mechanical Engineering Co., Ltd.	1,954,000	879,891
	Kindom Construction Corp.	4,633,000	3,740,680
	King Chou Marine Technology Co., Ltd.	243,100	278,348
#	King Yuan Electronics Co., Ltd.	15,408,805	15,994,664
	King's Town Bank Co., Ltd.	11,818,012	12,072,737
	King's Town Construction Co., Ltd.	426,380	382,268
*	Kinko Optical Co., Ltd.	1,310,000	1,259,706
	Kinpo Electronics	20,069,375	6,690,089
#	Kinsus Interconnect Technology Corp.	2,969,000	3,769,510
	KNH Enterprise Co., Ltd.	1,439,078	492,391
#	Kung Sing Engineering Corp.	3,317,000	754,779
*	Kuo Toong International Co., Ltd.	1,128,160	709,974
	Kuoyang Construction Co., Ltd.	5,288,811	2,043,907
	Kwong Fong Industries Corp.	827,649	412,271
	Kwong Lung Enterprise Co., Ltd.	12,000	17,513

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KYE Systems Corp.	2,254,909	$592,930
	L&K Engineering Co., Ltd.	2,085,000	1,878,072
*	LAN FA Textile	2,812,713	680,880
*	Leader Electronics, Inc.	1,575,056	389,182
	Lealea Enterprise Co., Ltd.	9,376,941	2,745,905
	LEE CHI Enterprises Co., Ltd.	2,183,900	675,149
*	Leofoo Development Co., Ltd.	3,062,908	688,584
	LES Enphants Co., Ltd.	877,000	210,912
#	Lextar Electronics Corp.	3,985,000	1,942,613
	Li Peng Enterprise Co., Ltd.	6,555,381	1,519,155
#	Lida Holdings, Ltd.	273,000	436,774
	Lien Hwa Industrial Corp.	6,730,494	8,433,220
	Lingsen Precision Industries, Ltd.	5,192,480	1,482,847
	Lite-On Semiconductor Corp.	2,622,729	2,654,463
	Lite-On Technology Corp.	25,616,738	36,262,757
	Long Bon International Co., Ltd.	1,697,100	863,478
	Long Da Construction & Development Corp.	46,000	24,529
#	Longchen Paper & Packaging Co., Ltd.	8,645,448	4,122,889
*	Lucky Cement Corp.	2,233,000	489,511
#	Macronix International	21,473,605	21,486,693
	Materials Analysis Technology, Inc.	57,000	136,972
#	Mayer Steel Pipe Corp.	1,905,456	932,545
	Maywufa Co., Ltd.	252,070	105,874
	Mega Financial Holding Co., Ltd.	86,468,796	88,915,275
#	Mercuries & Associates Holding, Ltd.	3,493,514	1,986,904
#*	Mercuries Life Insurance Co., Ltd.	12,080,999	4,194,944
*	MIN AIK Technology Co., Ltd.	1,446,600	679,128
	Mitac Holdings Corp.	8,414,660	8,716,992
*	Motech Industries, Inc.	3,980,658	1,387,978
	MPI Corp.	283,000	603,296
	Nan Ren Lake Leisure Amusement Co., Ltd.	1,652,000	520,766
#	Nan Ya Printed Circuit Board Corp.	3,304,000	4,459,942
#	Nanya Technology Corp.	16,140,000	37,765,175
*	New Asia Construction & Development Corp.	1,810,304	345,044
#	New Era Electronics Co., Ltd.	203,000	132,766
	Nien Hsing Textile Co., Ltd.	1,512,061	1,250,747
	Niko Semiconductor Co., Ltd.	77,000	87,495
#	Nishoku Technology, Inc.	264,000	378,650
*	O-Bank Co., Ltd.	1,268,000	320,069
#*	Ocean Plastics Co., Ltd.	265,000	236,723
	OptoTech Corp.	2,805,387	1,991,583
*	Orient Semiconductor Electronics, Ltd.	1,705,670	842,352
#	Pacific Construction Co.	2,487,452	946,725
#	Pan Jit International, Inc.	1,379,000	1,126,475
#	Pan-International Industrial Corp.	5,698,444	4,592,114
*	Paragon Technologies Co., Ltd.	817,191	569,002
#	Pegatron Corp.	28,872,998	46,864,670
*	Phihong Technology Co., Ltd.	3,577,882	996,695
	Plastron Precision Co., Ltd.	34,206	14,324
#	Plotech Co., Ltd.	673,000	397,135
	Pou Chen Corp.	24,192,550	29,771,598
	President Securities Corp.	12,308,324	5,014,127
	Prince Housing & Development Corp.	7,749,018	2,759,004
#	Promate Electronic Co., Ltd.	157,000	165,436
*	Promise Technology, Inc.	909,000	228,090
#	Qisda Corp.	21,948,171	13,609,906
	Qualipoly Chemical Corp.	290,593	255,438
	Quintain Steel Co., Ltd.	2,177,473	495,578
	Radiant Opto-Electronics Corp.	2,042,000	8,024,623

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Radium Life Tech Co., Ltd.	9,105,124	$4,025,820
	Rich Development Co., Ltd.	6,986,054	2,117,489
*	Ritek Corp.	14,529,095	4,025,988
#*	Rotam Global Agrosciences, Ltd.	415,693	231,653
	Ruentex Development Co., Ltd.	4,562,320	6,050,829
	Ruentex Industries, Ltd.	2,643,600	5,622,771
	Sampo Corp.	3,515,340	2,085,988
	San Fang Chemical Industry Co., Ltd.	23,000	17,162
#	San Far Property, Ltd.	1,302,800	926,361
	Sanyang Motor Co., Ltd.	2,721,624	1,829,263
#	Sesoda Corp.	1,787,098	1,495,554
	Shan-Loong Transportation Co., Ltd.	503,000	483,265
	Sharehope Medicine Co., Ltd.	107,400	99,682
#	Sheng Yu Steel Co., Ltd.	1,307,000	862,610
	ShenMao Technology, Inc.	905,000	622,578
#	Shih Her Technologies, Inc.	411,000	555,643
*	Shih Wei Navigation Co., Ltd.	2,342,577	698,081
#	Shihlin Electric & Engineering Corp.	4,418,000	6,315,023
#	Shin Kong Financial Holding Co., Ltd.	76,815,259	22,203,497
	Shin Zu Shing Co., Ltd.	1,789,000	7,182,613
*	Shining Building Business Co., Ltd.	1,367,692	422,845
#	Shinkong Insurance Co., Ltd.	2,725,412	3,324,281
	Shinkong Synthetic Fibers Corp.	17,136,754	7,266,363
#*	Shuttle, Inc.	3,980,015	1,605,207
	Sigurd Microelectronics Corp.	5,300,047	4,927,641
#*	Silicon Integrated Systems Corp.	4,978,808	1,326,768
*	Silitech Technology Corp.	824,803	382,128
	Sincere Navigation Corp.	4,154,740	2,224,091
	Sinher Technology, Inc.	273,000	385,760
	Sinon Corp.	5,544,877	3,336,753
	SinoPac Financial Holdings Co., Ltd.	89,621,595	35,547,910
	Sinphar Pharmaceutical Co., Ltd.	180,000	116,059
	Sirtec International Co., Ltd.	492,200	558,201
#	Siward Crystal Technology Co., Ltd.	2,226,875	1,512,886
#*	Solar Applied Materials Technology Co.	1,734,919	1,307,280
	Solomon Technology Corp.	539,000	346,376
	Solteam, Inc.	39,390	34,311
	Southeast Cement Co., Ltd.	2,739,700	1,463,837
#	Spirox Corp.	505,563	423,902
	Stark Technology, Inc.	24,160	40,138
*	Sunko INK Co., Ltd.	76,000	22,641
	Sunplus Technology Co., Ltd.	6,283,620	2,786,915
	Sunrex Technology Corp.	1,466,108	1,871,281
#	Sunspring Metal Corp.	680,000	687,964
	Supreme Electronics Co., Ltd.	4,212,441	3,796,803
	Sweeten Real Estate Development Co., Ltd.	1,282,925	1,146,916
	Synnex Technology International Corp.	6,965,550	8,551,190
	Systex Corp.	849,801	2,005,482
	T3EX Global Holdings Corp.	328,499	252,201
#	Ta Ya Electric Wire & Cable	6,832,329	2,442,321
	Tah Hsin Industrial Corp.	1,252,900	1,254,021
	TAI Roun Products Co., Ltd.	63,000	21,852
#*	Tai Tung Communication Co., Ltd.	558,000	293,683
	Taichung Commercial Bank Co., Ltd.	27,861,685	11,307,925
	Taiflex Scientific Co., Ltd.	2,075,960	3,206,361
#	Tainan Enterprises Co., Ltd.	1,134,183	932,808
#	Tainan Spinning Co., Ltd.	15,736,485	6,183,661
*	Tainergy Tech Co., Ltd.	2,172,000	303,757
	Tai-Saw Technology Co., Ltd.	158,000	104,560

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taishin Financial Holding Co., Ltd.	82,803,066	$38,749,896
#	Taisun Enterprise Co., Ltd.	2,234,423	1,481,498
#	Taita Chemical Co., Ltd.	2,586,581	872,398
	Taiwan Business Bank	41,833,240	17,947,864
	Taiwan Cement Corp.	61,923,697	88,563,817
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	320,000	361,653
#	Taiwan Cogeneration Corp.	2,535,333	2,155,995
	Taiwan Cooperative Financial Holding Co., Ltd.	65,871,734	44,322,213
	Taiwan Fertilizer Co., Ltd.	6,134,000	9,435,942
	Taiwan Fire & Marine Insurance Co., Ltd.	1,480,000	958,427
#	Taiwan FU Hsing Industrial Co., Ltd.	667,000	920,249
	Taiwan Glass Industry Corp.	13,909,982	5,388,229
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,108,932	1,952,847
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,732,000	1,040,133
*	Taiwan Land Development Corp.	8,527,322	2,509,062
	Taiwan Navigation Co., Ltd.	1,883,000	1,354,357
	Taiwan PCB Techvest Co., Ltd.	4,075,946	5,291,073
#	Taiwan Pulp & Paper Corp.	2,981,660	1,802,136
	Taiwan Shin Kong Security Co., Ltd.	39,000	46,760
#	Taiwan Surface Mounting Technology Corp.	3,224,991	7,885,203
#	Taiwan TEA Corp.	8,595,092	4,476,558
#	Taiyen Biotech Co., Ltd.	1,048,217	1,142,078
*	Tatung Co., Ltd.	2,745,000	1,765,539
	Te Chang Construction Co., Ltd.	80,260	73,964
#	Teco Electric and Machinery Co., Ltd.	14,731,725	11,730,983
	Tera Autotech Corp.	23,000	19,877
	Test-Rite International Co., Ltd.	1,514,266	992,301
*	Tex-Ray Industrial Co., Ltd.	501,000	146,696
	Thye Ming Industrial Co., Ltd.	26,000	27,032
	Ton Yi Industrial Corp.	3,667,600	1,466,700
	Tong Yang Industry Co., Ltd.	2,350,000	3,432,866
	Tong-Tai Machine & Tool Co., Ltd.	2,552,447	1,475,723
	Topco Technologies Corp.	6,000	13,385
#	Topoint Technology Co., Ltd.	1,858,459	1,136,642
#*	TPK Holding Co., Ltd.	4,404,000	7,788,877
	Tripod Technology Corp.	2,828,000	9,400,972
	Tsann Kuen Enterprise Co., Ltd.	215,000	132,482
*	TSEC Corp.	1,135,073	317,774
#	Tung Ho Steel Enterprise Corp.	11,754,274	8,127,285
	TXC Corp.	1,574,000	1,934,265
#	TYC Brother Industrial Co., Ltd.	1,566,723	1,412,279
#*	Tycoons Group Enterprise	5,205,337	1,116,846
	Tyntek Corp.	2,284,097	1,226,426
	UDE Corp.	381,000	329,938
	U-Ming Marine Transport Corp.	2,535,000	2,844,245
	Unimicron Technology Corp.	19,056,363	23,006,659
#	Union Bank Of Taiwan	12,941,532	4,985,350
	Unitech Computer Co., Ltd.	1,238,739	822,734
#	Unitech Printed Circuit Board Corp.	7,514,466	5,689,712
	United Microelectronics Corp.	164,515,681	73,044,380
*	United Renewable Energy Co., Ltd.	17,025,450	4,882,085
*	Unity Opto Technology Co., Ltd.	2,993,000	852,012
	Univacco Technology, Inc.	46,000	36,284
	Universal Cement Corp.	5,775,583	3,505,682
#*	Unizyx Holding Corp.	2,876,000	2,310,157
	UPC Technology Corp.	11,395,831	4,111,671
#	USI Corp.	8,187,827	3,135,471
	Usun Technology Co., Ltd.	191,100	181,378
	Ve Wong Corp.	1,550,806	1,326,137

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Victory New Materials, Ltd. Co.	1,205,170	$708,509
	Waffer Technology Corp.	69,000	29,175
	Wah Hong Industrial Corp.	531,516	476,464
	Wah Lee Industrial Corp.	2,052,000	3,585,072
	Walsin Lihwa Corp.	31,289,412	15,003,090
	Walton Advanced Engineering, Inc.	3,705,853	1,233,236
	Wan Hai Lines, Ltd.	8,094,000	5,382,129
#	Weikeng Industrial Co., Ltd.	2,653,514	1,717,791
#	Well Shin Technology Co., Ltd.	1,031,080	1,688,780
*	Wha Yu Industrial Co., Ltd.	302,000	161,324
#	Winbond Electronics Corp.	43,892,572	26,758,929
	Winstek Semiconductor Co., Ltd.	247,000	212,582
	Wintek Corp.	20,783,484	229,320
#	Wisdom Marine Lines Co., Ltd.	3,431,953	3,584,455
	Wistron Corp.	42,179,343	31,335,454
	WPG Holdings, Ltd.	10,045,284	13,268,857
	WT Microelectronics Co., Ltd.	7,706,751	10,001,891
	WUS Printed Circuit Co., Ltd.	2,864,739	2,860,874
*	Yang Ming Marine Transport Corp.	11,742,759	3,280,395
#	YC Co., Ltd.	5,081,373	2,009,165
	YC INOX Co., Ltd.	4,294,833	3,624,172
	Yea Shin International Development Co., Ltd.	1,400,825	767,281
#*	Yeong Guan Energy Technology Group Co., Ltd.	1,042,000	1,889,936
	YFC-Boneagle Electric Co., Ltd.	34,000	32,068
	YFY, Inc.	18,780,847	6,982,050
	Yi Jinn Industrial Co., Ltd.	2,723,142	1,224,218
	Yieh Phui Enterprise Co., Ltd.	13,462,025	3,911,159
#	Young Fast Optoelectronics Co., Ltd.	1,234,000	712,293
#	Youngtek Electronics Corp.	1,167,047	1,718,839
	Yuanta Financial Holding Co., Ltd.	128,110,918	71,776,359
	Yulon Motor Co., Ltd.	12,331,572	9,467,249
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	242,687	577,893
	Yungshin Construction & Development Co., Ltd.	47,000	50,494
#	Zenitron Corp.	2,495,000	1,738,017
	Zero One Technology Co., Ltd.	638,000	619,840
	Zhen Ding Technology Holding, Ltd.	4,274,000	15,548,525
#	Zig Sheng Industrial Co., Ltd.	6,172,352	1,743,903
#	Zinwell Corp.	742,000	538,068
#	ZongTai Real Estate Development Co., Ltd.	1,870,159	1,403,200
TOTAL TAIWAN			2,969,716,120
THAILAND — (3.5%)
	AAPICO Hitech PCL	199,100	121,059
	AAPICO Hitech PCL	816,861	496,677
	AJ Plast PCL	1,465,000	428,711
	Allianz Ayudhya General Insurance PCL	48,600	65,975
	Ananda Development PCL	5,845,600	680,450
	AP Thailand PCL	17,330,330	4,310,747
	Asia Aviation PCL	6,854,200	855,800
	Asia Aviation PCL	405,600	50,642
	Asia Plus Group Holdings PCL	5,550,000	501,675
	Asian Seafoods Coldstorage PCL	144,200	32,352
	Bangchak Corp. PCL	5,418,000	5,329,036
	Bangkok Airways PCL	4,748,400	1,652,020
	Bangkok Bank PCL	2,378,253	14,035,211
	Bangkok Insurance PCL	212,928	2,277,786
	Bangkok Land PCL	89,644,396	5,013,440
	Bangkok Life Assurance PCL	803,300	679,103
	Bangkok Ranch PCL	3,615,300	385,569

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bank of Ayudhya PCL	110,200	$140,639
	Banpu PCL	32,660,750	15,186,107
	Better World Green PCL	5,693,400	159,204
	Cal-Comp Electronics Thailand PCL	23,408,714	1,331,987
	Charoen Pokphand Foods PCL	29,602,800	26,710,379
	Charoong Thai Wire & Cable PCL, Class F	1,135,900	284,390
	Esso Thailand PCL	13,215,400	4,296,992
	GFPT PCL	4,175,200	2,457,198
	Golden Land Property Development PCL	3,261,500	890,801
	Hana Microelectronics PCL	5,330,500	4,852,999
	ICC International PCL	2,473,000	3,256,592
	Ichitan Group PCL	4,614,500	1,170,317
	IRPC PCL	113,303,000	17,683,447
	Italian-Thai Development PCL	20,307,300	1,479,055
	Kang Yong Electric PCL	200	2,510
	Kasikornbank PCL	11,163,601	62,614,897
	KGI Securities Thailand PCL	6,805,400	1,044,431
	Khon Kaen Sugar Industry PCL	9,762,107	882,414
	Kiatnakin Bank PCL	3,978,700	9,443,834
	Krung Thai Bank PCL	30,266,500	19,288,681
	Lalin Property PCL	204,200	37,846
	LH Financial Group PCL	18,156,146	856,004
	LPN Development PCL	10,594,702	2,497,532
*	MCOT PCL	825,100	273,647
	Millcon Steel PCL	5,225,313	144,416
	Nawarat Patanakarn PCL	1,191,200	29,824
	Noble Development PCL	18,300	13,091
*	Padaeng Industry PCL	409,300	129,757
	Polyplex Thailand PCL	3,696,425	1,862,936
*	Precious Shipping PCL	10,846,550	3,015,380
	Property Perfect PCL	32,464,500	823,356
	Pruksa Holding PCL	5,570,000	3,984,393
	PTT Exploration & Production PCL	10,340,900	45,559,810
	PTT Global Chemical PCL	24,459,541	48,115,826
	PTT PCL	96,923,800	148,907,480
	Quality Houses PCL	31,053,697	3,069,525
*	Regional Container Lines PCL	3,605,800	520,558
	Rojana Industrial Park PCL	8,267,773	1,720,492
	Saha Pathana Inter-Holding PCL	2,583,100	5,564,311
	Saha Pathanapibul PCL	1,552,933	2,726,658
*	Sahakol Equipment PCL	794,600	76,476
	Saha-Union PCL	2,350,500	3,381,877
	Sahaviriya Steel Industries PCL	90,527,440	27,669
	Samart Telcoms PCL	113,900	45,182
	Sansiri PCL	35,600,066	1,724,731
	SC Asset Corp. PCL	23,133,053	2,151,212
*	SCG Ceramics PCL	456,028	29,952
	Sena Development PCL	1,331,366	155,842
	Siam Commercial Bank PCL (The)	13,480,400	60,268,412
	Siam Future Development PCL	6,946,495	1,445,540
	Somboon Advance Technology PCL	2,011,900	1,242,923
	Sri Trang Agro-Industry PCL	8,901,340	3,444,186
	Srithai Superware PCL	15,076,100	500,004
	Star Petroleum Refining PCL	16,588,300	5,312,787
	STP & I PCL	2,718,800	795,617
	Supalai PCL	7,112,900	5,088,077
*	Super Energy Corp. PCL	93,829,200	2,166,111
	SVI PCL	4,326,700	565,545
	Syntec Construction PCL	4,959,100	412,788

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Tata Steel Thailand PCL	37,385,800	$838,764
*	Thai Airways International PCL	7,358,811	2,464,502
	Thai Oil PCL	7,587,600	17,023,066
	Thai Rayon PCL	58,700	71,097
	Thai Stanley Electric PCL	44,800	314,642
	Thai Stanley Electric PCL, Class F	174,600	1,226,259
	Thai Wacoal PCL	85,000	131,279
*	Thaicom PCL	4,450,700	846,581
	Thanachart Capital PCL	3,523,800	6,760,013
	Thitikorn PCL	1,827,200	594,115
	Thoresen Thai Agencies PCL	6,672,278	1,345,086
	TMB Bank PCL	104,422,000	6,417,089
	TPI Polene PCL	49,955,140	3,086,157
	True Corp. PCL	104,063,800	21,824,468
	Unique Engineering & Construction PCL	121,700	43,132
	Univentures PCL	6,087,300	1,326,123
	Vinythai PCL	2,767,517	2,339,634
TOTAL THAILAND			635,432,907
TURKEY — (1.0%)
#*	Akbank Turk A.S.	25,555,463	34,185,645
#*	Albaraka Turk Katilim Bankasi A.S.	5,662,530	1,221,195
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,988,540
	Anadolu Cam Sanayii A.S.	2,322,784	1,187,480
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	340,548	1,306,735
#*	Bagfas Bandirma Gubre Fabrikalari A.S.	375,466	469,949
#*	Bera Holding A.S.	591,024	191,517
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	416,968	612,872
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	42,167	63,486
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	463,012	559,387
#	Dogan Sirketler Grubu Holding A.S.	11,546,424	2,683,738
	Eczacibasi Yatirim Holding Ortakligi A.S.	72,659	80,199
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,908,942	828,592
#	Enka Insaat ve Sanayi A.S.	3,849,175	4,201,240
*	Global Yatirim Holding A.S.	858,685	528,575
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,934,165	955,341
*	GSD Holding AS	3,552,612	539,138
#*	Ihlas Holding A.S.	13,565,247	1,159,669
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	339,139	125,761
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	6,862,324	2,682,542
#*	Pegasus Hava Tasimaciligi A.S.	395,071	3,359,281
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	252,123	163,094
#*	Sekerbank Turk AS	1,352,044	234,149
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,699,631	1,411,158
	Trakya Cam Sanayii A.S.	7,144,157	3,539,222
*	Turcas Petrol A.S.	40,811	10,412
#*	Turk Hava Yollari AO	7,607,496	16,960,151
#*	Turkiye Garanti Bankasi A.S.	23,831,366	41,915,393
#	Turkiye Halk Bankasi A.S.	5,197,060	5,584,971
#*	Turkiye Is Bankasi, Class C	15,053,723	16,760,881
*	Turkiye Sinai Kalkinma Bankasi A.S.	17,218,531	2,559,076
	Turkiye Sise ve Cam Fabrikalari A.S.	3,002,887	2,650,170
#	Turkiye Vakiflar Bankasi TAO, Class D	10,084,125	9,141,972
#*	Yapi ve Kredi Bankasi A.S.	31,664,302	15,413,684
TOTAL TURKEY			175,275,215

Dimensional Emerging Markets Value Fund
CONTINUED
	Shares	Value»
UNITED KINGDOM — (0.0%)
Rhi Magnesita NV	76,659	$4,151,208
TOTAL COMMON STOCKS		17,205,390,580
PREFERRED STOCKS — (1.3%)
BRAZIL — (1.2%)
Banco ABC Brasil S.A.	1,189,798	5,589,916
Banco do Estado do Rio Grande do Sul SA, Class B	2,565,768	15,805,994
Banco Pan SA	1,756,692	4,349,900
Cia Brasileira de Distribuicao	877,558	21,511,536
Cia Ferro Ligas da Bahia - FERBASA	741,134	4,379,203
Eucatex SA Industria e Comercio	256,928	333,249
Gerdau SA	494,320	1,780,995
Grazziotin SA	6,400	40,919
Marcopolo SA	4,424,600	4,417,238
Petroleo Brasileiro SA	21,962,120	150,083,742
Randon SA Implementos e Participacoes	2,241,400	5,820,293
Schulz SA	103,880	238,445
Unipar Carbocloro SA	524,275	4,630,942
Usinas Siderurgicas de Minas Gerais SA, Class A	2,985,479	6,845,007
TOTAL BRAZIL		225,827,379
COLOMBIA — (0.1%)
Avianca Holdings SA	1,653,949	806,576
Grupo Argos SA	374,078	1,568,858
Grupo de Inversiones Suramericana SA	1,034,387	10,025,665
TOTAL COLOMBIA		12,401,099
SOUTH KOREA — (0.0%)
#* CJ Corp.	14,663	454,440
TOTAL PREFERRED STOCKS		238,682,918
RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
* Medco Energi Internasional Tbk PT Warrants 12/11/20	11,331,797	173,004
MALAYSIA — (0.0%)
* Paramount Corp. Bhd Warrants 7/28/2024	714,930	0
SOUTH KOREA — (0.0%)
* Dae-Il Corp. Rights 08/08/2019	73,205	68,991
TAIWAN — (0.0%)
* PLASTRON PRECISION Co., Ltd. Rights 08/15/19	3,951	286
TOTAL RIGHTS/WARRANTS		242,281
TOTAL INVESTMENT SECURITIES		17,444,315,779

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	DFA Short Term Investment Fund	47,260,927	546,856,186
TOTAL INVESTMENTS — (100.0%)
(Cost $17,397,516,748)^^			$17,991,171,965

Dimensional Emerging Markets Value Fund
CONTINUED
As of July 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index®	650	09/20/19	$32,906,691	$33,332,000	$425,309
S&P 500® Emini Index	601	09/20/19	86,978,988	89,618,115	2,639,127
Total Futures Contracts			$119,885,679	$122,950,115	$3,064,436
Summary of the Fund's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,464,430,909	—	—	$1,464,430,909
Chile	231,362,214	—	—	231,362,214
China	264,889,918	$2,697,695,336	—	2,962,585,254
Colombia	36,194,739	—	—	36,194,739
Czech Republic	—	37,027,226	—	37,027,226
Greece	—	28,780,690	—	28,780,690
Hungary	—	46,651,859	—	46,651,859
India	106,818,543	2,106,839,865	—	2,213,658,408
Indonesia	1,038,893	522,810,995	—	523,849,888
Malaysia	—	513,054,765	—	513,054,765
Mexico	508,658,810	—	—	508,658,810
Philippines	—	228,176,692	—	228,176,692
Poland	—	219,402,768	—	219,402,768
Russia	28,776,743	394,192,737	—	422,969,480
Singapore	—	97,624	—	97,624
South Africa	171,092,108	1,062,162,353	—	1,233,254,461
South Korea	255,577,459	2,495,081,884	—	2,750,659,343
Taiwan	22,958,057	2,946,758,063	—	2,969,716,120
Thailand	635,405,238	27,669	—	635,432,907
Turkey	—	175,275,215	—	175,275,215
United Kingdom	—	4,151,208	—	4,151,208
Preferred Stocks
Brazil	225,827,379	—	—	225,827,379
Colombia	12,401,099	—	—	12,401,099
South Korea	—	454,440	—	454,440
Rights/Warrants
Indonesia	—	173,004	—	173,004
South Korea	—	68,991	—	68,991
Taiwan	—	286	—	286
Securities Lending Collateral	—	546,856,186	—	546,856,186
Futures Contracts**	3,064,436	—	—	3,064,436
TOTAL	$3,968,496,545	$14,025,739,856	—	$17,994,236,401
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was $17,397,516 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.